UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

November 30, 2007

1.824865.103

TBD-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.1%
		Principal Amount (b)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 1,550,000	$ 1,792,265
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		50,000	49,050
INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (f)		2,142,000	1,976,638
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		1,201,000	1,037,904
Nortel Networks Corp. 1.75% 4/15/12 (f)		3,160,000	2,640,559
			3,678,463
TOTAL CONVERTIBLE BONDS			7,496,416
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.0%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	300,000
10.25% 6/1/16		1,300,000	1,326,000
Service Corp. International:
6.75% 4/1/15		1,435,000	1,356,075
7.5% 4/1/27		1,105,000	1,016,600
			3,998,675
Hotels, Restaurants & Leisure - 0.4%
Cap Cana SA 9.625% 11/3/13 (f)		500,000	483,750
Carrols Corp. 9% 1/15/13		85,000	78,413
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	563,588
Host Marriott LP:
6.375% 3/15/15		250,000	243,750
7.125% 11/1/13		2,870,000	2,877,175
ITT Corp. 7.375% 11/15/15		250,000	259,425
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,349,225
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		$ 1,190,000	$ 1,188,513
MGM Mirage, Inc.:
5.875% 2/27/14		2,295,000	2,076,975
6.625% 7/15/15		1,300,000	1,209,000
6.75% 9/1/12		690,000	669,300
6.75% 4/1/13		1,135,000	1,089,600
6.875% 4/1/16		2,095,000	1,969,300
7.625% 1/15/17		3,910,000	3,841,575
Mohegan Tribal Gaming Authority 7.125% 8/15/14		540,000	515,700
NCL Corp. Ltd. 10.625% 7/15/14		1,000,000	1,007,500
Park Place Entertainment Corp. 7% 4/15/13		540,000	567,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	762,350
yankee:
7% 6/15/13		1,000,000	994,787
7.25% 6/15/16		190,000	186,200
7.5% 10/15/27		125,000	116,875
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (f)(j)		1,350,000	1,296,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		560,000	554,400
7.25% 5/1/12		350,000	346,500
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	911,925
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	263,718
Station Casinos, Inc. 6.875% 3/1/16		825,000	647,625
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,000,000	1,870,000
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,025,000	1,027,563
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	26,800
9% 1/15/12		780,000	678,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09		2,000,000	2,000,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		1,545,000	1,487,063
6.625% 12/1/14 (f)		2,010,000	1,934,625
			36,094,820
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36		1,075,000	987,372
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.75% 2/1/10		$ 695,000	$ 646,350
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		570,000	579,975
			2,213,697
Media - 0.8%
AMC Entertainment, Inc. 8% 3/1/14		1,700,000	1,606,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	544,283
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		1,550,000	1,666,250
Cablevision Systems Corp.:
9.6444% 4/1/09 (j)		340,000	349,350
8% 4/15/12		555,000	513,375
Charter Communications Holdings I LLC 9.92% 4/1/14		1,905,000	1,228,725
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		4,990,000	4,341,300
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		1,245,000	1,232,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		370,000	360,750
Comcast Corp. 6.45% 3/15/37		10,171,000	10,145,796
Cox Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,345,620
CSC Holdings, Inc.:
6.75% 4/15/12		460,000	425,500
7.625% 4/1/11		1,000,000	980,000
7.625% 7/15/18		235,000	213,850
8.125% 7/15/09		365,000	368,650
EchoStar Communications Corp.:
6.375% 10/1/11		1,630,000	1,638,150
6.625% 10/1/14		935,000	950,241
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,000
Kabel Deutschland GmbH 10.625% 7/1/14		2,000,000	2,075,000
Liberty Media Corp.:
5.7% 5/15/13		450,000	420,750
8.25% 2/1/30		375,000	358,190
8.5% 7/15/29		500,000	489,871
News America Holdings, Inc. 7.75% 12/1/45		170,000	191,610
News America, Inc.:
6.15% 3/1/37		2,970,000	2,831,565
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.2% 12/15/34		$ 5,330,000	$ 5,134,352
6.65% 11/15/37 (f)		5,817,000	5,923,085
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	651,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		2,300,000	1,587,000
10% 8/1/14		400,000	410,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	85,050
Quebecor Media, Inc.:
7.75% 3/15/16		1,300,000	1,209,000
7.75% 3/15/16 (f)		790,000	734,700
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		1,700,000	1,394,000
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,575,719
6.55% 5/1/37		3,789,000	3,760,351
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,295,261
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,040,000	1,003,600
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		2,395,000	2,233,338
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,205,906
6.75% 10/5/37		1,460,000	1,449,066
Visant Holding Corp. 8.75% 12/1/13		450,000	450,000
			71,631,304
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,400,000	1,358,000
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	340,425
7.625% 8/1/11		755,000	651,188
7.875% 4/15/13		1,290,000	1,041,675
			3,391,288
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.7841% 12/15/14 (f)(j)		1,480,000	1,454,100
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
8.875% 4/1/16		$ 2,100,000	$ 2,037,000
9.75% 1/15/15		1,180,000	1,177,050
			4,668,150
TOTAL CONSUMER DISCRETIONARY			121,997,934
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17		3,928,000	3,976,216
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	238,182
7.75% 6/15/26		210,000	207,900
CVS Caremark Corp.:
6.036% 12/10/28 (f)		6,374,414	6,507,894
6.302% 6/1/37 (j)		8,615,000	8,439,943
Rite Aid Corp. 7.5% 3/1/17		735,000	661,500
SUPERVALU, Inc. 7.5% 11/15/14		785,000	802,663
			16,858,082
Food Products - 0.1%
Bertin Ltda. 10.25% 10/5/16 (f)		205,000	217,813
Dean Foods Co.:
6.9% 10/15/17		3,000,000	2,610,000
7% 6/1/16		320,000	283,200
Gruma SA de CV 7.75%		1,435,000	1,409,888
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,531,200
Pierre Foods, Inc. 9.875% 7/15/12		540,000	394,200
Smithfield Foods, Inc. 7.75% 7/1/17		2,050,000	1,983,375
			8,429,676
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	5,104,952
TOTAL CONSUMER STAPLES			34,368,926
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		$ 535,000	$ 536,338
7.75% 5/15/17		1,195,000	1,202,529
Complete Production Services, Inc. 8% 12/15/16		1,965,000	1,876,575
Seitel, Inc. 9.75% 2/15/14		1,000,000	860,000
			4,475,442
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,763,830
6.45% 9/15/36		2,115,000	2,142,533
Arch Western Finance LLC 6.75% 7/1/13		1,860,000	1,790,250
Atlas Pipeline Partners LP 8.125% 12/15/15		2,590,000	2,538,200
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	469,050
8.875% 2/1/17 (f)		210,000	186,900
Chesapeake Energy Corp.:
6.5% 8/15/17		1,625,000	1,560,000
6.625% 1/15/16		1,195,000	1,156,163
6.875% 1/15/16		1,620,000	1,595,700
6.875% 11/15/20		630,000	603,225
7.5% 9/15/13		300,000	306,000
7.625% 7/15/13		200,000	206,500
7.75% 1/15/15		430,000	437,525
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)(g)		760,000	760,950
Drummond Co., Inc. 7.375% 2/15/16 (f)		2,185,000	2,010,200
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,240,826
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,397,322
El Paso Corp. 7% 6/15/17		1,465,000	1,479,650
El Paso Energy Corp. 7.75% 1/15/32		520,000	531,856
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,285,000	1,317,125
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	3,403,200
Forest Oil Corp.:
7.25% 6/15/19 (f)		500,000	492,500
7.75% 5/1/14		675,000	683,438
Kinder Morgan Energy Partners LP 6.95% 1/15/38		800,000	841,735
Massey Energy Co.:
6.625% 11/15/10		40,000	38,800
6.875% 12/15/13		3,485,000	3,275,900
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,807,018
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		$ 240,000	$ 236,222
Nexen, Inc.:
5.875% 3/10/35		240,000	223,586
6.4% 5/15/37		3,645,000	3,588,812
OPTI Canada, Inc.:
7.875% 12/15/14 (f)		1,175,000	1,142,688
8.25% 12/15/14 (f)		1,145,000	1,127,825
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		565,000	548,050
8.25% 3/15/13		510,000	522,801
Pan American Energy LLC 7.75% 2/9/12 (f)		2,475,000	2,444,063
Peabody Energy Corp. 7.375% 11/1/16		725,000	734,063
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		360,000	359,280
6.625% 6/15/35		625,000	662,500
6.625% 6/15/35 (f)		260,000	275,860
Petrohawk Energy Corp. 9.125% 7/15/13		2,270,000	2,383,500
Petroleos de Venezuela SA:
5.25% 4/12/17		3,175,000	2,174,875
5.375% 4/12/27		3,030,000	1,772,550
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		1,380,914	1,387,819
8.22% 4/1/17 (f)		1,050,000	1,102,500
Pioneer Natural Resources Co. 6.65% 3/15/17		2,715,000	2,565,675
Plains All American Pipeline LP:
6.125% 1/15/17		930,000	939,945
6.65% 1/15/37		1,740,000	1,792,273
Plains Exploration & Production Co. 7% 3/15/17		1,645,000	1,562,750
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		935,000	911,625
7.375% 7/15/13		440,000	440,000
7.5% 5/15/16		3,935,000	3,974,350
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		1,840,000	1,836,394
Ship Finance International Ltd. 8.5% 12/15/13		330,000	335,775
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,995,196
Teekay Corp. 8.875% 7/15/11		115,000	119,600
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,400,276
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 6.875% 7/18/11 (f)		$ 1,050,000	$ 1,039,500
Transcontinental Gas Pipe Line Corp. 7.25% 12/1/26		975,000	1,053,224
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,882,689
W&T Offshore, Inc. 8.25% 6/15/14 (f)		1,600,000	1,512,000
Williams Companies, Inc.:
7.75% 6/15/31		355,000	390,500
7.875% 9/1/21		975,000	1,101,750
8.75% 3/15/32		480,000	579,600
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		1,360,000	1,390,600
YPF SA 10% 11/2/28		375,000	435,000
			105,982,112
TOTAL ENERGY			110,457,554
FINANCIALS - 2.4%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12		10,705,000	11,094,277
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,987,080
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,113,962
6.75% 10/1/37		15,865,000	15,583,444
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	5,981,870
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,787,149
Lehman Brothers Holdings, Inc.:
6% 5/3/32 (j)		3,030,000	2,693,740
6.875% 7/17/37		10,000,000	9,714,630
7% 9/27/27		5,000,000	5,060,425
Morgan Stanley 4.75% 4/1/14		1,635,000	1,558,870
			70,575,447
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (j)		1,982,000	1,966,144
Bank of America NA:
5.3% 3/15/17		1,515,000	1,469,483
6% 10/15/36		940,000	896,629
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,075,950
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 330,000	$ 332,904
Development Bank of Philippines 8.375% (j)		1,255,000	1,305,200
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	447,225
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,968,324
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	2,229,518
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		350,000	348,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,025,000	1,076,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		500,000	525,000
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	13,154,298
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,025,000	1,045,500
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		970,000	1,011,225
Wachovia Bank NA 5.85% 2/1/37		3,200,000	2,937,034
			38,788,934
Consumer Finance - 0.4%
American Express Co. 6.15% 8/28/17		10,000,000	10,245,460
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,587,471
6.375% 11/15/67 (j)		9,000,000	9,170,001
General Motors Acceptance Corp. 6.875% 9/15/11		690,000	593,400
GMAC LLC:
6% 12/15/11		165,000	140,250
6.625% 5/15/12		85,000	72,250
SLM Corp.:
4% 1/15/09		1,885,000	1,819,459
4.5% 7/26/10		4,120,000	3,902,200
5.2238% 7/27/09 (j)		1,827,000	1,710,463
5.2438% 7/26/10 (j)		6,515,000	6,064,292
			38,305,246
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17		$ 4,590,000	$ 4,589,908
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		608,030	611,070
7.33% 12/1/09 (f)		176,300	177,182
Citigroup, Inc. 5.875% 5/29/37		2,700,000	2,513,047
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		1,940,000	1,963,814
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (f)		4,040,000	3,908,700
Leucadia National Corp.:
7% 8/15/13		1,520,000	1,459,200
7.125% 3/15/17		880,000	814,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)		3,300,000	3,234,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		3,500,000	3,556,875
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		500,000	486,250
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	11,284,595
			34,598,641
Insurance - 0.0%
USI Holdings Corp.:
8.7438% 11/15/14 (f)(j)		1,000,000	865,000
9.75% 5/15/15 (f)		2,530,000	2,074,600
			2,939,600
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.95% 2/15/17		490,000	496,955
6.5% 1/15/18		3,795,000	4,011,812
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	74,000
HMB Capital Trust V 9.2944% 12/15/36 (f)(j)		270,000	54,000
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	5,081,095
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	456,550
iStar Financial, Inc. 5.95% 10/15/13		300,000	256,703
Liberty Property LP 6.625% 10/1/17		2,875,000	2,912,818
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14		$ 2,225,000	$ 2,202,750
7% 1/15/16		400,000	396,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	4,056,184
Rouse Co. 5.375% 11/26/13		100,000	87,224
Senior Housing Properties Trust 8.625% 1/15/12		415,000	441,975
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	84,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,791,363
Ventas Realty LP:
6.5% 6/1/16		150,000	146,625
6.625% 10/15/14		1,350,000	1,343,250
6.75% 4/1/17		1,035,000	1,024,650
			25,917,954
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,240,000	3,021,300
7.125% 2/15/13 (f)		470,000	451,200
8.125% 6/1/12		1,485,000	1,455,300
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	97,000
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		965,000	822,663
			5,847,463
TOTAL FINANCIALS			220,229,898
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
FMC Finance III SA 6.875% 7/15/17 (f)		1,550,000	1,534,500
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		1,330,000	1,343,300
10.375% 10/15/17 pay-in-kind (f)		165,000	164,175
11.625% 10/15/17 (f)		155,000	151,900
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		985,000	962,838
			4,156,713
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		1,300,000	1,303,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.5% 2/15/16		$ 1,420,000	$ 1,182,150
9.125% 11/15/14		600,000	615,000
9.25% 11/15/16		2,370,000	2,447,025
9.625% 11/15/16 pay-in-kind		3,900,000	4,056,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,306,125
Multiplan, Inc. 10.375% 4/15/16 (f)		735,000	736,838
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	109,500
9.875% 3/15/15		180,000	171,900
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	68,480
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		85,000	88,400
United Surgical Partners International, Inc.:
8.875% 5/1/17		485,000	468,025
9.25% 5/1/17 pay-in-kind		440,000	420,200
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind (f)		330,000	331,650
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	65,320
			13,379,863
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,679,762
6.45% 9/15/37		2,600,000	2,815,371
			6,495,133
TOTAL HEALTH CARE			24,031,709
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)		2,175,000	2,131,500
7.45% 5/1/34 (f)		750,000	742,500
8% 11/15/14 (f)		1,915,000	1,982,025
			4,856,025
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		$ 1,010,000	$ 974,650
6.977% 11/23/22		851,095	772,368
8.608% 10/1/12		960,000	964,800
AMR Corp. 9% 8/1/12		485,000	489,850
Continental Airlines, Inc.:
7.875% 7/2/18		1,164,084	1,094,239
9.558% 9/1/19		261,545	266,776
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		81,393	79,765
7.73% 9/15/12		20,575	19,906
8.499% 11/1/12		21,521	21,306
9.798% 4/1/21		823,352	864,519
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		7,640,000	7,754,600
8.021% 8/10/22 (f)		500,000	492,500
8.954% 8/10/14 (f)		615,000	596,550
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17		740,000	732,600
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		1,000,000	945,000
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		923,971	928,591
7.186% 10/1/12		2,292,988	2,299,867
			19,297,887
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		600,000	576,000
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	360,288
6.875% 6/1/17		1,475,000	1,460,250
7.125% 5/15/16		900,000	893,250
7.25% 3/15/15		800,000	796,000
7.875% 4/15/13		120,000	123,450
ARAMARK Corp.:
8.4113% 2/1/15 (j)		330,000	320,100
8.5% 2/1/15		2,110,000	2,115,275
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
FTI Consulting, Inc.:
7.625% 6/15/13		$ 355,000	$ 362,100
7.75% 10/1/16		605,000	626,175
			7,632,888
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,220,000	2,131,200
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,786,933
General Electric Co. 5.25% 12/6/17		15,620,000	15,476,202
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	421,250
			19,684,385
Machinery - 0.0%
Terex Corp. 8% 11/15/17		1,275,000	1,281,375
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		1,400,000	1,456,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	502,250
			1,958,250
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,295,000	1,230,250
7.75% 5/15/16		715,000	673,888
Hertz Corp.:
8.875% 1/1/14		1,055,000	1,055,000
10.5% 1/1/16		1,360,000	1,407,600
Kansas City Southern Railway Co. 7.5% 6/15/09		2,400,000	2,400,000
			6,766,738
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	261,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	242,000
Penhall International Corp. 12% 8/1/14 (f)		60,000	56,400
VWR Funding, Inc. 10.25% 7/15/15 (f)		2,000,000	1,900,000
			2,459,400
TOTAL INDUSTRIALS			66,068,148
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		$ 325,000	$ 320,938
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,268,000
6.5% 1/15/28		1,940,000	1,552,000
Nortel Networks Corp.:
9.4925% 7/15/11 (f)(j)		200,000	194,000
10.125% 7/15/13 (f)		1,000,000	1,017,500
			5,352,438
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		2,290,000	2,249,925
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		500,000	481,250
Flextronics International Ltd.:
6.25% 11/15/14		540,000	513,000
6.5% 5/15/13		2,285,000	2,216,450
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15 (f)		1,160,000	1,096,200
10.25% 11/1/15 (f)		830,000	792,650
10.5% 11/1/16 pay-in-kind (f)		830,000	780,200
Tyco Electronics Group SA 7.125% 10/1/37 (f)		1,895,000	1,996,081
			7,875,831
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (f)		1,955,000	1,823,038
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,496,450
7.75% 1/15/15		605,000	601,975
8.625% 4/1/13		210,000	211,575
			5,133,038
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		2,195,000	2,162,075
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.875% 12/15/14		1,035,000	949,613
9.125% 12/15/14 pay-in-kind		505,000	443,138
9.5694% 12/15/14 (j)		1,130,000	991,575
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16		$ 975,000	$ 848,250
Hynix Semiconductor, Inc. 7.875% 6/27/17 (f)		2,195,000	1,986,475
			5,219,051
TOTAL INFORMATION TECHNOLOGY			27,992,358
MATERIALS - 0.5%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	306,250
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		226,000	236,735
Lyondell Chemical Co.:
6.875% 6/15/17		400,000	454,000
8% 9/15/14		500,000	565,000
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)		3,085,000	2,853,625
Nalco Co.:
7.75% 11/15/11		1,400,000	1,414,000
8.875% 11/15/13		1,270,000	1,320,800
NOVA Chemicals Corp. 7.8625% 11/15/13 (j)		485,000	464,388
Pliant Corp. 11.35% 6/15/09 (d)		60,119	57,113
			7,671,911
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	921,200
Greif, Inc. 6.75% 2/1/17		645,000	615,975
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	159,800
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		1,625,000	1,551,875
Vitro SAB de CV 8.625% 2/1/12		2,090,000	1,975,050
			5,223,900
Metals & Mining - 0.2%
CAP SA 7.375% 9/15/36 (f)		400,000	385,200
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		1,370,000	1,379,511
Evraz Group SA (Reg. S) 8.25% 11/10/15		765,000	767,907
Evraz Securities SA 10.875% 8/3/09		1,900,000	2,004,500
FMG Finance Property Ltd.:
9.6213% 9/1/11 (f)(j)		1,490,000	1,519,800
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10% 9/1/13 (f)		$ 1,660,000	$ 1,813,550
10.625% 9/1/16 (f)		195,000	224,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		1,090,000	1,163,575
8.375% 4/1/17		1,480,000	1,591,000
8.3944% 4/1/15 (j)		1,945,000	1,974,175
GTL Trade Finance, Inc. 7.25% 10/20/17 (f)		555,000	556,388
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (f)(j)		300,000	255,000
PNA Group, Inc. 10.75% 9/1/16		55,000	52,800
RathGibson, Inc. 11.25% 2/15/14		350,000	318,500
Steel Dynamics, Inc.:
6.75% 4/1/15 (f)		2,860,000	2,738,450
7.375% 11/1/12 (f)		710,000	706,450
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,175,652
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,728,038
			23,354,746
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		3,375,000	3,282,188
8.125% 5/15/11		605,000	611,050
Stone Container Corp. 8.375% 7/1/12		700,000	686,000
Stone Container Finance Co. 7.375% 7/15/14		840,000	789,600
			5,368,838
TOTAL MATERIALS			41,619,395
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.8% 5/15/36		7,084,000	7,741,261
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,249,710
Cincinnati Bell, Inc. 8.375% 1/15/14		1,710,000	1,633,050
Intelsat Bermuda Ltd. 8.886% 1/15/15 (j)		280,000	281,050
Intelsat Ltd.:
6.5% 11/1/13		975,000	711,750
7.625% 4/15/12		3,385,000	2,809,550
9.25% 6/15/16		850,000	859,563
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.: - continued
11.25% 6/15/16		$ 1,655,000	$ 1,712,925
Level 3 Financing, Inc.:
8.75% 2/15/17		5,035,000	4,141,288
9.15% 2/15/15 (j)		410,000	342,350
9.25% 11/1/14		1,880,000	1,673,200
12.25% 3/15/13		1,135,000	1,106,625
NTL Cable PLC:
8.75% 4/15/14		1,300,000	1,287,000
9.125% 8/15/16		860,000	849,250
Qwest Communications International, Inc.:
7.5% 2/15/14		2,330,000	2,312,525
8.3688% 2/15/09 (j)		113,000	113,000
Qwest Corp.:
6.5% 6/1/17 (f)		510,000	484,500
7.5% 10/1/14		500,000	505,000
7.625% 6/15/15		2,065,000	2,075,325
8.9444% 6/15/13 (j)		90,000	91,800
SBC Communications, Inc.:
6.15% 9/15/34		500,000	500,727
6.45% 6/15/34		220,000	227,460
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp.:
6.875% 11/15/28		5,845,000	5,449,878
8.75% 3/15/32		2,388,000	2,594,872
Telecom Italia Capital SA 7.2% 7/18/36		4,915,000	5,319,736
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,555,069
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		1,260,000	1,285,200
U.S. West Communications:
6.875% 9/15/33		1,385,000	1,260,350
7.5% 6/15/23		300,000	286,500
Verizon Communications, Inc. 6.25% 4/1/37		2,348,000	2,465,783
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,288,772
			63,730,719
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		2,490,000	2,244,113
9.25% 9/1/12 (f)		820,000	828,200
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		$ 1,275,000	$ 1,233,563
8.375% 3/15/13		1,000,000	1,041,250
MetroPCS Wireless, Inc. 9.25% 11/1/14		775,000	735,281
Millicom International Cellular SA 10% 12/1/13		1,210,000	1,288,650
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		2,695,000	2,775,850
8.375% 10/14/10 (f)		725,000	747,693
9.75% 1/30/08 (Reg. S)		790,000	793,160
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		1,835,000	1,697,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		500,000	462,500
Rural Cellular Corp. 8.25% 3/15/12		360,000	374,400
Telecom Personal SA 9.25% 12/22/10 (f)		2,145,000	2,174,494
			16,396,529
TOTAL TELECOMMUNICATION SERVICES			80,127,248
UTILITIES - 1.0%
Electric Utilities - 0.5%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,949,666
6.15% 9/15/17		5,140,000	5,323,483
Edison Mission Energy:
7.2% 5/15/19		990,000	950,400
7.625% 5/15/27		1,380,000	1,290,300
EDP Finance BV 6% 2/2/18 (f)		5,953,000	6,007,404
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,731,728
6.8% 9/15/37 (f)		9,591,000	10,021,108
Energy Future Holdings:
10.875% 11/1/17 (f)		3,930,000	3,861,225
11.25% 11/1/17 pay-in-kind (f)		1,030,000	1,014,550
Illinois Power Co. 6.125% 11/15/17 (f)		2,700,000	2,741,442
Intergen NV 9% 6/30/17 (f)		2,280,000	2,394,000
Mirant Americas Generation LLC:
8.3% 5/1/11		165,000	164,175
8.5% 10/1/21		1,405,000	1,306,650
9.125% 5/1/31		340,000	319,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 930,000	$ 943,950
Nevada Power Co. 6.5% 5/15/18		790,000	815,675
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	2,180,453
Reliant Energy, Inc.:
7.625% 6/15/14		1,130,000	1,084,800
7.875% 6/15/17		2,595,000	2,491,200
			47,591,809
Gas Utilities - 0.1%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		1,885,000	1,705,925
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,561,284
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,775,000	1,557,563
			4,824,772
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		3,400,000	3,340,500
7.75% 10/15/15 (f)		1,770,000	1,756,725
8% 10/15/17 (f)		770,000	766,150
8.875% 2/15/11		982,000	1,009,005
9.375% 9/15/10		7,000	7,324
9.5% 6/1/09		19,000	19,356
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,513,000
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,012,500
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,274,000
7.375% 2/1/16		2,035,000	1,994,300
7.375% 1/15/17		2,540,000	2,482,850
Tenaska Alabama Partners LP 7% 6/30/21 (f)		466,737	459,735
TXU Corp. 5.55% 11/15/14		3,140,000	2,417,800
			27,053,245
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,456,778
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		$ 5,765,000	$ 5,991,541
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	112,350
			11,560,669
TOTAL UTILITIES			91,030,495
TOTAL NONCONVERTIBLE BONDS			814,667,052
TOTAL CORPORATE BONDS (Cost $827,988,383)			822,163,468
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13 (h)		8,745,000	8,826,897
4.75% 11/19/12 (e)		100,000,000	103,133,800
5% 2/16/12		8,000,000	8,315,648
Freddie Mac 5.25% 7/18/11 (e)		100,000,000	104,865,700
Tennessee Valley Authority 5.375% 4/1/56		385,000	403,336
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			225,545,381
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12		20,547,000	21,288,578
2% 1/15/14 (e)(h)		318,380,868	329,534,202
2% 7/15/14 (e)		71,888,050	74,483,338
2.375% 4/15/11		75,621,600	78,883,855
2.625% 7/15/17		53,310,580	58,054,965
3.5% 1/15/11		23,956,000	25,811,490
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			588,056,428
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
6.25% 5/15/30 (e)		202,516,000	254,885,423
stripped principal:
2/15/15		78,530,000	59,801,694
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
stripped principal: 11/15/15		$ 2,740,000	$ 1,990,569
5/15/30		35,870,000	13,121,641
U.S. Treasury Notes:
3.875% 10/31/12 (g)		202,890,000	207,062,401
4.25% 9/30/12 (e)		100,000,000	103,632,800
4.25% 8/15/14 (e)		460,000,000	475,381,453
4.5% 9/30/11 (e)(h)		91,855,000	95,844,997
4.5% 4/30/12 (e)		79,877,000	83,471,465
4.75% 5/15/14 (e)		145,157,000	154,410,759
4.875% 6/30/12 (e)		105,487,000	111,931,623
TOTAL U.S. TREASURY OBLIGATIONS			1,561,534,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,265,004,751)			2,375,136,634
U.S. Government Agency - Mortgage Securities - 12.9%

Fannie Mae - 10.9%
3.821% 10/1/33 (j)		2,571,119	2,555,191
4.5% 4/1/20		2,596,170	2,574,672
4.665% 5/1/35 (j)		3,342,875	3,352,122
5% 12/1/22 (g)		25,000,000	24,982,668
5% 12/1/37 (g)		112,000,000	109,872,437
5% 12/1/37 (g)		1,000,000	981,004
5% 12/1/37 (g)		25,000,000	24,525,098
5.095% 5/1/35 (j)		3,126,591	3,148,064
5.301% 2/1/36 (j)		2,452,007	2,476,304
5.307% 12/1/35 (j)		1,392,515	1,404,436
5.5% 12/1/22 (g)		150,000,000	151,742,355
5.5% 11/1/33 to 11/1/37		353,987,118	354,931,291
5.5% 12/1/37 (g)		50,000,000	50,121,540
5.656% 7/1/37 (j)		1,610,360	1,632,174
6% 12/1/22 (g)		1,000,000	1,022,427
6% 12/1/31 to 12/1/37		189,996,550	193,152,159
6.042% 4/1/36 (j)		1,142,734	1,166,200
6.236% 6/1/36 (j)		474,353	481,422
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
6.319% 4/1/36 (j)		$ 1,033,329	$ 1,056,681
6.5% 11/1/35 to 11/1/37		57,999,004	59,664,771
TOTAL FANNIE MAE			990,843,016
Freddie Mac - 2.0%
4.394% 1/1/35 (j)		5,513,974	5,475,183
4.61% 2/1/35 (j)		6,025,845	6,000,548
4.737% 10/1/35 (j)		13,060,717	13,010,185
5.76% 10/1/35 (j)		856,123	866,448
5.85% 6/1/36 (j)		1,317,861	1,337,678
6% 12/1/37 (g)		100,000,000	101,482,810
6% 12/1/37 (g)		40,000,000	40,593,124
6.046% 6/1/36 (j)		1,314,272	1,336,544
6.051% 7/1/37 (j)		6,679,357	6,783,088
6.081% 4/1/36 (j)		2,057,053	2,091,932
6.105% 6/1/36 (j)		1,185,096	1,207,474
TOTAL FREDDIE MAC			180,185,014
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,152,788,902)			1,171,028,030
Asset-Backed Securities - 0.4%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.1888% 11/25/50 (j)		27,168	23,662
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (f)(j)		2,590,000	2,501,767
Airspeed Ltd. Series 2007-1A Class C1, 7.1519% 4/15/24 (f)(j)		4,884,293	4,688,921
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	2,026,725
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 7.5388% 9/25/34 (j)		246,014	147,612
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,522,356
Class D, 7.16% 1/15/13 (f)		160,000	161,581
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	342,489
Class C, 5.77% 5/20/10 (f)		325,000	325,744
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A:
Class D, 6.15% 4/20/11 (f)		$ 550,000	$ 550,138
Capmark VII Ltd. Series 2006-7A Class H, 6.2019% 8/20/36 (f)(j)		500,000	333,594
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (f)(j)		290,000	38,883
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.5388% 12/25/46 (f)(j)		250,000	156,250
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		559,833	251,925
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	237,677
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,117,171
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	908,972
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	949,122
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,383,692	1,359,588
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		682,429	409,458
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.4388% 9/25/46 (f)(j)		250,000	167,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	12,500
Kent Funding III Ltd. Series 2006-3A Class D, 8.4575% 10/31/36 (j)		254,119	12,706
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	131,625
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 6.6888% 7/25/36 (j)		150,000	15,000
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (f)(j)		5,400,000	5,366,520
Newcastle CDO VIII Series 2006-8A Class 10, 7.0388% 11/1/52 (f)(j)		250,000	146,585
Resource Real Estate Funding CDO Series 2007-1A Class J, 7.7388% 9/1/46 (f)(j)		250,000	159,640
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.9944% 12/15/26 (f)(j)		185,000	126,848
SIRENS B.V. Series 2007-2 Class A1, 7.0425% 4/13/10 (f)(j)		10,000,000	9,618,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.2888% 3/25/36 (f)(j)		100,000	15,000
Swift Master Auto Receivables Trust Series 2007-1 Class B, 4.8719% 6/15/12 (j)		3,285,000	3,184,455
Asset-Backed Securities - continued
		Principal Amount (b)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		$ 235,000	$ 180,102
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,293,705
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.2888% 10/25/36 (f)(j)		1,330,000	252,361
TOTAL ASSET-BACKED SECURITIES (Cost $42,933,698)			38,736,182
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		193,822	146,273
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		321,057	120,396
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.305% 8/25/19 (f)(j)		79,811	50,896
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,827,008	1,606,441
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (j)		491,244	499,780
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	11,928
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		93,661	67,632
Series 2003-35 Class B, 4.639% 9/25/18 (j)		174,391	140,585
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (j)		2,169,551	2,143,068
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		391,525	283,124
Series 2004-3 Class DB4, 5.8415% 4/25/34 (j)		118,191	11,819
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	254,972
Class G, 6.78% 3/18/11 (f)(j)		250,000	252,800
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		324,000	128,943
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		164,408	73,392
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (j)		2,297,629	2,280,363
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.0888% 7/25/36 (f)(j)		4,165,000	403,255
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (j)		$ 5,740,085	$ 5,753,915
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (f)(j)		36,641	36,641
Class B5, 6.9094% 6/10/35 (f)(j)		27,481	27,296
Class B6, 7.4094% 6/10/35 (f)(j)		13,741	13,501
RESIX Finance Ltd. floater Series 2007-A Class BB, 8.0019% 2/15/39 (f)(j)		497,542	430,588
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 6.7888% 9/25/35 (f)(j)		530,000	53,000
Series 2006-BC5 Class B, 7.2888% 12/25/36 (f)(j)		1,050,000	129,989
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		313,702	109,796
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (j)		630,253	619,298
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (j)		1,248,755	1,237,013
TOTAL PRIVATE SPONSOR			16,886,704
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,280,953	4,319,936
Series 2002-9 Class PC, 6% 3/25/17		807,689	823,920
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	47,908,535
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467, Class NB, 5% 7/15/17		5,495,000	5,471,142
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,479,128
TOTAL U.S. GOVERNMENT AGENCY			64,002,661
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,910,332)			80,889,365
Commercial Mortgage Securities - 0.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.5918% 2/14/29 (f)(j)		750,000	750,000
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,625,820
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Asset Securitization Corp.: - continued
Series 1997-D4:
Class B5, 7.525% 4/14/29		$ 129,000	$ 116,342
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class BWF, 7.55% 10/11/37 (f)		96,393	110,125
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 6.9275% 3/15/22 (f)(j)		100,000	92,000
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	182,205
Citigroup Commercial Mortgage Trust:
Series 2006-FL2 Class CNP3, 5.8519% 8/16/21 (f)(j)		5,182,308	5,002,547
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,871,357	10,056,339
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	119,712
Class G, 5.01% 5/15/44 (j)	CAD	30,000	22,523
Class H, 5.01% 5/15/44 (j)	CAD	20,000	13,896
Class J, 5.01% 5/15/44 (j)	CAD	20,000	12,528
Class K, 5.01% 5/15/44 (j)	CAD	10,000	5,665
Class L, 5.01% 5/15/44 (j)	CAD	36,000	19,108
Class M, 5.01% 5/15/44 (j)	CAD	165,000	60,985
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	464,292
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	511,227
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	546,742
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	64,675
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	257,002
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 6.5519% 2/15/22 (f)(j)		100,000	90,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	517,500
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	278,971
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1481% 6/10/31 (f)(j)		365,000	384,604
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0028% 4/29/39 (f)(j)		158,165	160,501
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,399,388	5,342,269
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	196,126
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	485,217
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		285,000	163,163
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		$ 226,000	$ 213,429
Class K, 6.974% 8/15/36 (f)		427,000	307,240
Series 2000-C1 Class K, 7% 3/15/33 (f)		90,000	77,569
Series 2003-J10 Class B2, 6.75% 4/15/29 (j)		500,000	495,000
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	208,912
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 6.8719% 6/6/20 (f)(j)		250,000	235,000
Series 2007-EOP Class L, 5.9775% 3/1/20 (f)(j)		400,000	384,000
Series 1998-GLII Class G, 6.9708% 4/13/31 (f)(j)		600,000	643,414
Series 2006-RR2:
Class M, 5.6862% 6/1/46 (f)(j)		100,000	50,385
Class N, 5.6862% 6/1/46 (f)(j)		100,000	44,674
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	243,025
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38		985,798	996,137
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		180,000	179,690
Class I11, 7.72% 7/26/08 (f)		100,000	99,680
Class I12, 7.72% 7/26/08 (f)		100,000	93,828
Class I9, 7.72% 7/26/08 (f)		153,200	153,065
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	75,285
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	211,374
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	110,888
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		381,076	460,966
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	84,861
Class G, 4.456% 9/12/38 (f)	CAD	54,000	41,184
Class H, 4.456% 9/12/38 (f)	CAD	36,000	26,505
Class J, 4.456% 9/12/38 (f)	CAD	36,000	22,288
Class K, 4.456% 9/12/38 (f)	CAD	18,000	10,039
Class L, 4.456% 9/12/38 (f)	CAD	26,000	13,509
Class M, 4.456% 9/12/38 (f)	CAD	130,000	48,911
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 97,375
Class G, 4.57% 4/12/23	CAD	42,000	31,229
Class H, 4.57% 4/12/23	CAD	42,000	30,689
Class J, 4.57% 4/12/23	CAD	42,000	28,157
Class K, 4.57% 4/12/23	CAD	21,000	12,941
Class L, 4.57% 4/12/23	CAD	63,000	33,522
Class M, 4.57% 4/12/23	CAD	185,000	75,020
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	155,635
Class F6, 6.5% 2/18/34 (f)(j)		37,000	32,333
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	85,316
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	310,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,590,757)			34,075,231
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,505,766	1,453,064
5.389% 8/3/12 (j)		5,750,000	5,062,228
7% 3/28/11		7,305,000	6,714,512
7% 9/12/13		7,040,000	5,967,573
Brazilian Federative Republic:
7.125% 1/20/37		1,335,000	1,526,573
8.25% 1/20/34		410,000	522,750
8.75% 2/4/25		280,000	358,400
12.25% 3/6/30		895,000	1,548,350
12.75% 1/15/20		490,000	769,300
Central Bank of Nigeria promissory note 5.092% 1/5/10		607,033	595,397
Chilean Republic 5.5% 1/15/13		570,000	590,976
Colombian Republic:
7.375% 9/18/37		2,205,000	2,480,625
11.75% 2/25/20		687,000	1,020,195
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		555,000	524,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Dominican Republic:
(Reg. S) 9.5% 9/27/11		$ 1,440,375	$ 1,524,637
Brady 6.3125% 8/30/09 (j)		51,655	51,552
5.1788% 8/30/24 (j)		2,000,000	1,993,000
9.04% 1/23/18 (f)		2,191,418	2,514,653
Ecuador Republic:
10% 8/15/30 (Reg. S)		3,350,000	3,232,750
euro par 5% 2/28/25		218,000	160,579
Ghana Rep 8.5% 10/4/17 (f)		1,865,000	1,948,925
Indonesian Republic:
(Reg. S) 6.75% 3/10/14		1,875,000	1,931,250
6.625% 2/17/37 (f)		2,050,000	1,960,415
8.5% 10/12/35 (f)		650,000	765,375
8.5% 10/12/35		240,000	282,600
Islamic Republic of Pakistan:
6.75% 2/19/09		1,420,000	1,391,600
7.125% 3/31/16 (f)		950,000	864,500
Lebanese Republic:
(Reg. S):
7.875% 5/20/11		1,080,000	1,050,300
8.1563% 11/30/09 (j)		1,900,000	1,871,500
8.625% 6/20/13		2,670,000	2,623,275
7.125% 3/5/10		250,000	242,500
7.75% 9/7/12		400,000	383,000
8.1563% 11/30/09 (f)(j)		105,000	103,425
10.25% 10/6/09 (Reg. S)		400,000	408,000
Peruvian Republic:
6.4375% 3/7/27 (j)		340,000	335,750
euro Brady past due interest 6.4375% 3/7/17 (j)		1,253,000	1,249,867
Philippine Republic:
8.25% 1/15/14		1,345,000	1,503,038
8.875% 3/17/15		580,000	676,454
9.5% 2/2/30		1,375,000	1,828,750
9.875% 1/15/19		1,185,000	1,531,613
10.625% 3/16/25		1,015,000	1,451,450
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (d)(f)		540,000	502,200
Russian Federation:
7.5% 3/31/30 (Reg. S)		10,179,180	11,566,093
11% 7/24/18 (Reg. S)		500,000	715,000
12.75% 6/24/28 (Reg. S)		1,265,000	2,295,975
South African Republic 6.5% 6/2/14		765,000	817,594
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkish Republic:
6.75% 4/3/18		$ 1,170,000	$ 1,202,175
6.875% 3/17/36		3,060,000	3,006,450
7% 9/26/16		1,190,000	1,249,500
7.375% 2/5/25		1,925,000	2,052,531
11% 1/14/13		780,000	955,500
11.5% 1/23/12		1,225,000	1,486,844
11.875% 1/15/30		1,660,000	2,618,650
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		1,070,000	1,053,950
Ukraine Government 6.75% 11/14/17 (f)		1,200,000	1,176,000
United Mexican States:
6.75% 9/27/34		85,000	95,200
7.5% 4/8/33		1,175,000	1,421,750
8.3% 8/15/31		815,000	1,064,635
Uruguay Republic 8% 11/18/22		786,902	887,232
Venezuelan Republic:
5.375% 8/7/10		1,200,000	1,123,800
6.18% 4/20/11 (j)		2,390,000	2,174,900
7.65% 4/21/25		610,000	512,400
8.5% 10/8/14		1,190,000	1,124,550
9.25% 9/15/27		3,565,000	3,529,350
9.375% 1/13/34		1,160,000	1,145,500
10.75% 9/19/13		2,895,000	3,054,225
13.625% 8/15/18		1,943,000	2,467,610
Vietnamese Socialist Republic Brady par 4% 3/12/28 (d)		90,000	76,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $112,526,460)			113,191,840
Preferred Stocks - 0.0%
		Shares
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		1,427	1,940,654
Preferred Stocks - continued
		Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		10,000	$ 483,000
TOTAL CONVERTIBLE PREFERRED STOCKS			2,423,654
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	650,000
TOTAL PREFERRED STOCKS (Cost $3,008,254)			3,073,654
Floating Rate Loans - 0.1%
	Principal Amount (b)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.1287% 4/24/08 (j)	$ 241,878	240,063
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 6.415% 3/31/13 (j)	2,066,076	1,955,024
Zuffa LLC term loan 6.9375% 6/19/15 (j)	1,426,625	1,205,498
		3,160,522
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (j)	98,362	96,395
Toys 'R' US, Inc. term loan 7.7525% 12/9/08 (j)	500,000	486,250
		582,645
TOTAL CONSUMER DISCRETIONARY		3,983,230
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kinder Morgan, Inc. Tranche B, term loan 6.33% 5/30/14 (j)	1,964,921	1,866,675
Floating Rate Loans - continued
	Principal Amount (b)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.515% 2/27/14 (j)	$ 80,000	$ 52,000
Tranche B 1LN, term loan 7.6971% 2/27/13 (j)	98,604	80,855
		132,855
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 6.47% 12/16/10 (j)	250,000	243,750
General Growth Properties, Inc. Tranche A1, term loan 5.92% 2/24/10 (j)	209,211	204,765
Spirit Finance Corp. term loan 7.9113% 8/1/13 (j)	74,000	65,490
		514,005
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 6.42% 12/27/12 (j)	143,000	137,638
TOTAL FINANCIALS		784,498
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 7.33% 7/25/14 (j)	1,022,560	976,545
Tranche DD, term loan 7/25/14 (m)	67,440	64,405
		1,040,950
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Adesa, Inc. term loan 7.45% 10/20/13 (j)	478,800	453,065
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 8.5% 11/28/14 (j)	1,220,000	1,159,000
TOTAL INDUSTRIALS		1,612,065
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (j)	1,675,800	1,592,010
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 6.7063% 7/3/13 (j)	1,407,909	1,383,271
Floating Rate Loans - continued
	Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.7306% 3/6/14 (j)	$ 9,950	$ 9,477
TOTAL TELECOMMUNICATION SERVICES		1,392,748
TOTAL FLOATING RATE LOANS (Cost $12,483,019)		12,272,176
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 6.25% 12/14/19 (j)	127,475	119,827
- Credit Suisse First Boston 6.25% 3/28/13 (j)	88,249	87,367
- Deutsche Bank 6.25% 3/28/13 (j)	10,390	10,286
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $212,219)		217,480
Fixed-Income Funds - 49.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,301,147	306,181,342
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	4,169,762	406,468,399
Fidelity Corporate Bond 1-10 Year Central Fund (k)	11,735,996	1,171,956,512
Fidelity Floating Rate Central Fund (k)	3,453,519	331,088,867
Fidelity Mortgage Backed Securities Central Fund (k)	14,756,277	1,463,084,829
Fidelity Ultra-Short Central Fund (k)	9,260,420	827,881,560
TOTAL FIXED-INCOME FUNDS (Cost $4,626,865,508)		4,506,661,509
Preferred Securities - 0.1%
	Principal Amount (b)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,840,000	3,937,965
Net Servicos de Comunicacao SA 9.25% (f)	1,035,000	1,048,718
		4,986,683
Preferred Securities - continued
	Principal Amount (b)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	$ 6,864,000	$ 6,969,620
TOTAL PREFERRED SECURITIES (Cost $12,002,669)		11,956,303
Cash Equivalents - 26.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,430,703	2,430,000
4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	572,764,916	572,543,000
(Collateralized by U.S. Government Obligations) # (a)	1,788,607,817	1,787,915,000
TOTAL CASH EQUIVALENTS (Cost $2,362,888,000)		2,362,888,000
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $11,539,202,952)		11,532,289,872
NET OTHER ASSETS - (27.1)%		(2,456,534,453)
NET ASSETS - 100%		$ 9,075,755,419
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	$ 7,200,000	3,744,000
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ (33,338)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	74,715	(20,236)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	123,595	(31,987)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	404
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	66,364
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	5,900,000	(71,909)
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	1,800,000	122,117
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	5,000,000	31,257
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%

	Dec. 2012	$ 1,800,000	$ 133,157
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(2,530,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(2,200,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(1,540,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(3,300,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(3,960,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(1,430,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 134,000	$ (12,544)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(24,315)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(16,087)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(42,373)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(56,667)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(3,890,172)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	83,835	(13,355)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 37,581	$ (31,041)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(9,764)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(551,080)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(40,374)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(982,175)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(791,189)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(47,500)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	$ 3,630,000	$ (41,343)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(83,802)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(72,713)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,000,000	(45,027)
TOTAL CREDIT DEFAULT SWAPS		83,745,526	(17,771,692)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	8,897
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	26,997
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	37,471
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	3,057,220
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	1,763,710
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	$ 75,000,000	$ 2,889,638
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	3,751,935
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	765,995
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	4,080,300
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	795,586
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	544,512
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	3,438,880
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,785,658
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	4,119,320
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	$ 100,000,000	$ 5,762,460
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	2,904,085
TOTAL INTEREST RATE SWAPS		793,635,000	35,732,664
		$ 877,380,526	$ 17,960,972
Currency Abbreviation

CAD - Canadian dollar

Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$247,919,243 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,811,841.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $67,440 and $64,405, respectively. The coupon rate will be determined at time of settlement.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,163 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,430,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 255,710
Barclays Capital, Inc.	1,064,959
ING Financial Markets LLC	369,777
Lehman Brothers, Inc.	739,554
$ 2,430,000
Repurchase Agreement / Counterparty	Value
$572,543,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 22,080,266
BNP Paribas Securities Corp.	36,432,440
Banc of America Securities LLC	13,242,919
Bank of America, NA	220,802,663
Barclays Capital, Inc.	98,831,346
Citigroup Global Markets, Inc.	14,720,178
ING Financial Markets LLC	73,600,888
Societe Generale, New York Branch	4,511,234
UBS Securities LLC	73,600,888
WestLB AG	14,720,178
$ 572,543,000
$1,787,915,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 1,018,672,480
Barclays Capital, Inc.	769,242,520
$ 1,787,915,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,097,357
Fidelity 2-5 Year Duration Securitized Bond Central Fund	5,509,639
Fidelity Corporate Bond 1-10 Year Central Fund	14,321,466
Fidelity Floating Rate Central Fund	5,560,499
Fidelity Mortgage Backed Securities Central Fund	17,565,214
Fidelity Ultra-Short Central Fund	12,370,591
Total	$ 59,424,766
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 4,097,357	$ -	$ 306,181,342	11.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	5,509,639	-	406,468,399	10.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	399,937,626	-	1,171,956,512	14.5%
Fidelity Floating Rate Central Fund	228,686,671	105,007,295	-	331,088,867	13.6%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	488,128,984	-	1,463,084,829	16.2%
Fidelity Ultra-Short Central Fund	875,572,723	-	-	827,881,560	8.1%
Total	$ 3,544,679,501	$ 1,002,680,901	$ -	$ 4,506,661,509
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,535,841,326. Net unrealized depreciation aggregated $3,551,454, of which $161,355,753 related to appreciated investment securities and $164,907,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.809539.103

ATB-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 9.1%
		Principal Amount (b)	Value
Convertible Bonds - 0.1%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Chesapeake Energy Corp. 2.75% 11/15/35		$ 1,550,000	$ 1,792,265
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
American Financial Realty Trust 4.375% 7/15/24		50,000	49,050
INDUSTRIALS - 0.0%
Marine - 0.0%
Horizon Lines, Inc. 4.25% 8/15/12 (f)		2,142,000	1,976,638
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.1%
Lucent Technologies, Inc. 2.875% 6/15/25		1,201,000	1,037,904
Nortel Networks Corp. 1.75% 4/15/12 (f)		3,160,000	2,640,559
			3,678,463
TOTAL CONVERTIBLE BONDS			7,496,416
Nonconvertible Bonds - 9.0%
CONSUMER DISCRETIONARY - 1.3%
Diversified Consumer Services - 0.0%
Education Management LLC/Education Management Finance Corp.:
8.75% 6/1/14		300,000	300,000
10.25% 6/1/16		1,300,000	1,326,000
Service Corp. International:
6.75% 4/1/15		1,435,000	1,356,075
7.5% 4/1/27		1,105,000	1,016,600
			3,998,675
Hotels, Restaurants & Leisure - 0.4%
Cap Cana SA 9.625% 11/3/13 (f)		500,000	483,750
Carrols Corp. 9% 1/15/13		85,000	78,413
Chukchansi Economic Development Authority 8% 11/15/13 (f)		565,000	563,588
Host Marriott LP:
6.375% 3/15/15		250,000	243,750
7.125% 11/1/13		2,870,000	2,877,175
ITT Corp. 7.375% 11/15/15		250,000	259,425
Landry's Restaurants, Inc. 9.5% 12/15/14		2,385,000	2,349,225
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Mashantucket Western Pequot Tribe 8.5% 11/15/15 (f)		$ 1,190,000	$ 1,188,513
MGM Mirage, Inc.:
5.875% 2/27/14		2,295,000	2,076,975
6.625% 7/15/15		1,300,000	1,209,000
6.75% 9/1/12		690,000	669,300
6.75% 4/1/13		1,135,000	1,089,600
6.875% 4/1/16		2,095,000	1,969,300
7.625% 1/15/17		3,910,000	3,841,575
Mohegan Tribal Gaming Authority 7.125% 8/15/14		540,000	515,700
NCL Corp. Ltd. 10.625% 7/15/14		1,000,000	1,007,500
Park Place Entertainment Corp. 7% 4/15/13		540,000	567,000
Royal Caribbean Cruises Ltd.:
7.25% 3/15/18		790,000	762,350
yankee:
7% 6/15/13		1,000,000	994,787
7.25% 6/15/16		190,000	186,200
7.5% 10/15/27		125,000	116,875
Seminole Hard Rock Entertainment, Inc. 8.1944% 3/15/14 (f)(j)		1,350,000	1,296,000
Seneca Gaming Corp.:
Series B, 7.25% 5/1/12		560,000	554,400
7.25% 5/1/12		350,000	346,500
Snoqualmie Entertainment Authority 9.125% 2/1/15 (f)		945,000	911,925
Starwood Hotels & Resorts Worldwide, Inc. 7.875% 5/1/12		250,000	263,718
Station Casinos, Inc. 6.875% 3/1/16		825,000	647,625
Town Sports International Holdings, Inc. 0% 2/1/14 (c)		2,000,000	1,870,000
Universal City Florida Holding Co. I/II 8.375% 5/1/10		1,025,000	1,027,563
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (c)		40,000	26,800
9% 1/15/12		780,000	678,600
Wheeling Island Gaming, Inc. 10.125% 12/15/09		2,000,000	2,000,000
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
6.625% 12/1/14		1,545,000	1,487,063
6.625% 12/1/14 (f)		2,010,000	1,934,625
			36,094,820
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36		1,075,000	987,372
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home 7.75% 2/1/10		$ 695,000	$ 646,350
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (f)		570,000	579,975
			2,213,697
Media - 0.8%
AMC Entertainment, Inc. 8% 3/1/14		1,700,000	1,606,500
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	544,283
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		1,550,000	1,666,250
Cablevision Systems Corp.:
9.6444% 4/1/09 (j)		340,000	349,350
8% 4/15/12		555,000	513,375
Charter Communications Holdings I LLC 9.92% 4/1/14		1,905,000	1,228,725
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp. 11% 10/1/15		4,990,000	4,341,300
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 10.25% 9/15/10		1,245,000	1,232,550
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8.375% 4/30/14 (f)		370,000	360,750
Comcast Corp. 6.45% 3/15/37		10,171,000	10,145,796
Cox Communications, Inc. 6.45% 12/1/36 (f)		1,365,000	1,345,620
CSC Holdings, Inc.:
6.75% 4/15/12		460,000	425,500
7.625% 4/1/11		1,000,000	980,000
7.625% 7/15/18		235,000	213,850
8.125% 7/15/09		365,000	368,650
EchoStar Communications Corp.:
6.375% 10/1/11		1,630,000	1,638,150
6.625% 10/1/14		935,000	950,241
Insight Midwest LP/Insight Capital, Inc. 9.75% 10/1/09		52,000	52,000
Kabel Deutschland GmbH 10.625% 7/1/14		2,000,000	2,075,000
Liberty Media Corp.:
5.7% 5/15/13		450,000	420,750
8.25% 2/1/30		375,000	358,190
8.5% 7/15/29		500,000	489,871
News America Holdings, Inc. 7.75% 12/1/45		170,000	191,610
News America, Inc.:
6.15% 3/1/37		2,970,000	2,831,565
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
News America, Inc.: - continued
6.2% 12/15/34		$ 5,330,000	$ 5,134,352
6.65% 11/15/37 (f)		5,817,000	5,923,085
Nexstar Broadcasting, Inc. 7% 1/15/14		700,000	651,000
Nielsen Finance LLC/Nielsen Finance Co.:
0% 8/1/16 (c)		2,300,000	1,587,000
10% 8/1/14		400,000	410,000
PanAmSat Corp.:
6.375% 1/15/08		200,000	200,000
9% 8/15/14		84,000	85,050
Quebecor Media, Inc.:
7.75% 3/15/16		1,300,000	1,209,000
7.75% 3/15/16 (f)		790,000	734,700
The Reader's Digest Association, Inc. 9% 2/15/17 (f)		1,700,000	1,394,000
Time Warner Cable, Inc.:
5.85% 5/1/17		2,607,000	2,575,719
6.55% 5/1/37		3,789,000	3,760,351
Time Warner, Inc. 6.625% 5/15/29		4,415,000	4,295,261
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		1,040,000	1,003,600
Umbrella Acquisition, Inc. 9.75% 3/15/15 pay-in-kind (f)		2,395,000	2,233,338
Viacom, Inc.:
6.125% 10/5/17		4,235,000	4,205,906
6.75% 10/5/37		1,460,000	1,449,066
Visant Holding Corp. 8.75% 12/1/13		450,000	450,000
			71,631,304
Specialty Retail - 0.0%
Nebraska Book Co., Inc. 8.625% 3/15/12		1,400,000	1,358,000
Toys 'R' US, Inc.:
7.375% 10/15/18		445,000	340,425
7.625% 8/1/11		755,000	651,188
7.875% 4/15/13		1,290,000	1,041,675
			3,391,288
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc. 8.7841% 12/15/14 (f)(j)		1,480,000	1,454,100
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.:
8.875% 4/1/16		$ 2,100,000	$ 2,037,000
9.75% 1/15/15		1,180,000	1,177,050
			4,668,150
TOTAL CONSUMER DISCRETIONARY			121,997,934
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Diageo Capital PLC 5.75% 10/23/17		3,928,000	3,976,216
Food & Staples Retailing - 0.2%
Albertsons, Inc.:
7.45% 8/1/29		250,000	238,182
7.75% 6/15/26		210,000	207,900
CVS Caremark Corp.:
6.036% 12/10/28 (f)		6,374,414	6,507,894
6.302% 6/1/37 (j)		8,615,000	8,439,943
Rite Aid Corp. 7.5% 3/1/17		735,000	661,500
SUPERVALU, Inc. 7.5% 11/15/14		785,000	802,663
			16,858,082
Food Products - 0.1%
Bertin Ltda. 10.25% 10/5/16 (f)		205,000	217,813
Dean Foods Co.:
6.9% 10/15/17		3,000,000	2,610,000
7% 6/1/16		320,000	283,200
Gruma SA de CV 7.75%		1,435,000	1,409,888
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		1,595,000	1,531,200
Pierre Foods, Inc. 9.875% 7/15/12		540,000	394,200
Smithfield Foods, Inc. 7.75% 7/1/17		2,050,000	1,983,375
			8,429,676
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37		4,865,000	5,104,952
TOTAL CONSUMER STAPLES			34,368,926
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA:
7.5% 5/15/15		$ 535,000	$ 536,338
7.75% 5/15/17		1,195,000	1,202,529
Complete Production Services, Inc. 8% 12/15/16		1,965,000	1,876,575
Seitel, Inc. 9.75% 2/15/14		1,000,000	860,000
			4,475,442
Oil, Gas & Consumable Fuels - 1.2%
Anadarko Petroleum Corp.:
5.95% 9/15/16		8,600,000	8,763,830
6.45% 9/15/36		2,115,000	2,142,533
Arch Western Finance LLC 6.75% 7/1/13		1,860,000	1,790,250
Atlas Pipeline Partners LP 8.125% 12/15/15		2,590,000	2,538,200
Chaparral Energy, Inc.:
8.5% 12/1/15		530,000	469,050
8.875% 2/1/17 (f)		210,000	186,900
Chesapeake Energy Corp.:
6.5% 8/15/17		1,625,000	1,560,000
6.625% 1/15/16		1,195,000	1,156,163
6.875% 1/15/16		1,620,000	1,595,700
6.875% 11/15/20		630,000	603,225
7.5% 9/15/13		300,000	306,000
7.625% 7/15/13		200,000	206,500
7.75% 1/15/15		430,000	437,525
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)(g)		760,000	760,950
Drummond Co., Inc. 7.375% 2/15/16 (f)		2,185,000	2,010,200
Duke Capital LLC 6.75% 2/15/32		1,195,000	1,240,826
Duke Energy Field Services 6.45% 11/3/36 (f)		2,400,000	2,397,322
El Paso Corp. 7% 6/15/17		1,465,000	1,479,650
El Paso Energy Corp. 7.75% 1/15/32		520,000	531,856
El Paso Performance-Linked Trust 7.75% 7/15/11 (f)		1,285,000	1,317,125
Energy Partners Ltd. 9.75% 4/15/14		3,545,000	3,403,200
Forest Oil Corp.:
7.25% 6/15/19 (f)		500,000	492,500
7.75% 5/1/14		675,000	683,438
Kinder Morgan Energy Partners LP 6.95% 1/15/38		800,000	841,735
Massey Energy Co.:
6.625% 11/15/10		40,000	38,800
6.875% 12/15/13		3,485,000	3,275,900
Nakilat, Inc. 6.067% 12/31/33 (f)		2,885,000	2,807,018
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (f)		$ 240,000	$ 236,222
Nexen, Inc.:
5.875% 3/10/35		240,000	223,586
6.4% 5/15/37		3,645,000	3,588,812
OPTI Canada, Inc.:
7.875% 12/15/14 (f)		1,175,000	1,142,688
8.25% 12/15/14 (f)		1,145,000	1,127,825
Overseas Shipholding Group, Inc.:
7.5% 2/15/24		565,000	548,050
8.25% 3/15/13		510,000	522,801
Pan American Energy LLC 7.75% 2/9/12 (f)		2,475,000	2,444,063
Peabody Energy Corp. 7.375% 11/1/16		725,000	734,063
Pemex Project Funding Master Trust:
5.75% 3/1/18 (f)		360,000	359,280
6.625% 6/15/35		625,000	662,500
6.625% 6/15/35 (f)		260,000	275,860
Petrohawk Energy Corp. 9.125% 7/15/13		2,270,000	2,383,500
Petroleos de Venezuela SA:
5.25% 4/12/17		3,175,000	2,174,875
5.375% 4/12/27		3,030,000	1,772,550
Petrozuata Finance, Inc.:
7.63% 4/1/09 (f)		1,380,914	1,387,819
8.22% 4/1/17 (f)		1,050,000	1,102,500
Pioneer Natural Resources Co. 6.65% 3/15/17		2,715,000	2,565,675
Plains All American Pipeline LP:
6.125% 1/15/17		930,000	939,945
6.65% 1/15/37		1,740,000	1,792,273
Plains Exploration & Production Co. 7% 3/15/17		1,645,000	1,562,750
Range Resources Corp.:
6.375% 3/15/15 (Reg. S)		935,000	911,625
7.375% 7/15/13		440,000	440,000
7.5% 5/15/16		3,935,000	3,974,350
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (f)		1,840,000	1,836,394
Ship Finance International Ltd. 8.5% 12/15/13		330,000	335,775
Talisman Energy, Inc. yankee 6.25% 2/1/38		13,169,000	12,995,196
Teekay Corp. 8.875% 7/15/11		115,000	119,600
Texas Eastern Transmission LP 6% 9/15/17 (f)		4,381,000	4,400,276
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
TNK-BP Finance SA 6.875% 7/18/11 (f)		$ 1,050,000	$ 1,039,500
Transcontinental Gas Pipe Line Corp. 7.25% 12/1/26		975,000	1,053,224
Valero Energy Corp. 6.625% 6/15/37		2,785,000	2,882,689
W&T Offshore, Inc. 8.25% 6/15/14 (f)		1,600,000	1,512,000
Williams Companies, Inc.:
7.75% 6/15/31		355,000	390,500
7.875% 9/1/21		975,000	1,101,750
8.75% 3/15/32		480,000	579,600
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17		1,360,000	1,390,600
YPF SA 10% 11/2/28		375,000	435,000
			105,982,112
TOTAL ENERGY			110,457,554
FINANCIALS - 2.4%
Capital Markets - 0.8%
Bear Stearns Companies, Inc. 6.95% 8/10/12		10,705,000	11,094,277
BlackRock, Inc. 6.25% 9/15/17		6,750,000	6,987,080
Goldman Sachs Group, Inc.:
5.625% 1/15/17		3,200,000	3,113,962
6.75% 10/1/37		15,865,000	15,583,444
JPMorgan Chase Capital XVII 5.85% 8/1/35		7,405,000	5,981,870
JPMorgan Chase Capital XX 6.55% 9/29/36		10,020,000	8,787,149
Lehman Brothers Holdings, Inc.:
6% 5/3/32 (j)		3,030,000	2,693,740
6.875% 7/17/37		10,000,000	9,714,630
7% 9/27/27		5,000,000	5,060,425
Morgan Stanley 4.75% 4/1/14		1,635,000	1,558,870
			70,575,447
Commercial Banks - 0.4%
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (j)		1,982,000	1,966,144
Bank of America NA:
5.3% 3/15/17		1,515,000	1,469,483
6% 10/15/36		940,000	896,629
BB&T Capital Trust IV 6.82% 6/12/77 (j)		2,314,000	2,075,950
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		$ 330,000	$ 332,904
Development Bank of Philippines 8.375% (j)		1,255,000	1,305,200
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		445,000	447,225
HSBC Holdings PLC 6.5% 9/15/37		8,400,000	7,968,324
KeyCorp Capital Trust VII 5.7% 6/15/35		2,600,000	2,229,518
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		350,000	348,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (f)		1,025,000	1,076,250
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM)		500,000	525,000
Standard Chartered Bank 6.4% 9/26/17 (f)		12,844,000	13,154,298
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		1,025,000	1,045,500
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		970,000	1,011,225
Wachovia Bank NA 5.85% 2/1/37		3,200,000	2,937,034
			38,788,934
Consumer Finance - 0.4%
American Express Co. 6.15% 8/28/17		10,000,000	10,245,460
General Electric Capital Corp.:
5.625% 9/15/17		4,445,000	4,587,471
6.375% 11/15/67 (j)		9,000,000	9,170,001
General Motors Acceptance Corp. 6.875% 9/15/11		690,000	593,400
GMAC LLC:
6% 12/15/11		165,000	140,250
6.625% 5/15/12		85,000	72,250
SLM Corp.:
4% 1/15/09		1,885,000	1,819,459
4.5% 7/26/10		4,120,000	3,902,200
5.2238% 7/27/09 (j)		1,827,000	1,710,463
5.2438% 7/26/10 (j)		6,515,000	6,064,292
			38,305,246
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - 0.4%
Bank of America Corp. 5.75% 12/1/17		$ 4,590,000	$ 4,589,908
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		608,030	611,070
7.33% 12/1/09 (f)		176,300	177,182
Citigroup, Inc. 5.875% 5/29/37		2,700,000	2,513,047
Ex-Im Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for Ex-Im Ukraine)		1,940,000	1,963,814
Hilcorp Energy I LP/Hilcorp Finance Co. 7.75% 11/1/15 (f)		4,040,000	3,908,700
Leucadia National Corp.:
7% 8/15/13		1,520,000	1,459,200
7.125% 3/15/17		880,000	814,000
NSG Holdings II, LLC 7.75% 12/15/25 (f)		3,300,000	3,234,000
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		3,500,000	3,556,875
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		500,000	486,250
ZFS Finance USA Trust V 6.5% 5/9/67 (f)(j)		12,400,000	11,284,595
			34,598,641
Insurance - 0.0%
USI Holdings Corp.:
8.7438% 11/15/14 (f)(j)		1,000,000	865,000
9.75% 5/15/15 (f)		2,530,000	2,074,600
			2,939,600
Real Estate Investment Trusts - 0.3%
Duke Realty LP:
5.95% 2/15/17		490,000	496,955
6.5% 1/15/18		3,795,000	4,011,812
Highwoods/Forsyth LP 5.85% 3/15/17		80,000	74,000
HMB Capital Trust V 9.2944% 12/15/36 (f)(j)		270,000	54,000
Hospitality Properties Trust 6.7% 1/15/18		5,000,000	5,081,095
Host Hotels & Resorts LP 6.875% 11/1/14		460,000	456,550
iStar Financial, Inc. 5.95% 10/15/13		300,000	256,703
Liberty Property LP 6.625% 10/1/17		2,875,000	2,912,818
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc.:
7% 4/1/14		$ 2,225,000	$ 2,202,750
7% 1/15/16		400,000	396,000
Reckson Operating Partnership LP 6% 3/31/16		4,021,000	4,056,184
Rouse Co. 5.375% 11/26/13		100,000	87,224
Senior Housing Properties Trust 8.625% 1/15/12		415,000	441,975
Thornburg Mortgage, Inc. 8% 5/15/13		100,000	84,000
UDR, Inc. 5.5% 4/1/14		2,755,000	2,791,363
Ventas Realty LP:
6.5% 6/1/16		150,000	146,625
6.625% 10/15/14		1,350,000	1,343,250
6.75% 4/1/17		1,035,000	1,024,650
			25,917,954
Real Estate Management & Development - 0.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		3,240,000	3,021,300
7.125% 2/15/13 (f)		470,000	451,200
8.125% 6/1/12		1,485,000	1,455,300
Forest City Enterprises, Inc. 7.625% 6/1/15		100,000	97,000
Inversiones y Representaciones SA 8.5% 2/2/17 (f)		965,000	822,663
			5,847,463
TOTAL FINANCIALS			220,229,898
HEALTH CARE - 0.3%
Health Care Equipment & Supplies - 0.0%
FMC Finance III SA 6.875% 7/15/17 (f)		1,550,000	1,534,500
LVB Acquisition Merger Sub, Inc.:
10% 10/15/17 (f)		1,330,000	1,343,300
10.375% 10/15/17 pay-in-kind (f)		165,000	164,175
11.625% 10/15/17 (f)		155,000	151,900
ReAble Therapeutics Finance LLC/ReAble Therapeutics Finance Corp. 10.875% 11/15/14 (f)		985,000	962,838
			4,156,713
Health Care Providers & Services - 0.2%
Community Health Systems, Inc. 8.875% 7/15/15		1,300,000	1,303,250
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
HCA, Inc.:
6.5% 2/15/16		$ 1,420,000	$ 1,182,150
9.125% 11/15/14		600,000	615,000
9.25% 11/15/16		2,370,000	2,447,025
9.625% 11/15/16 pay-in-kind		3,900,000	4,056,000
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		1,350,000	1,306,125
Multiplan, Inc. 10.375% 4/15/16 (f)		735,000	736,838
Rural/Metro Corp.:
0% 3/15/16 (c)		150,000	109,500
9.875% 3/15/15		180,000	171,900
Skilled Healthcare Group, Inc. 11% 1/15/14		64,000	68,480
Sun Healthcare Group, Inc. 9.125% 4/15/15		10,000	10,000
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		85,000	88,400
United Surgical Partners International, Inc.:
8.875% 5/1/17		485,000	468,025
9.25% 5/1/17 pay-in-kind		440,000	420,200
Universal Hospital Services, Inc. 8.5% 6/1/15 pay-in-kind (f)		330,000	331,650
Viant Holdings, Inc. 10.125% 7/15/17 (f)		71,000	65,320
			13,379,863
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17		3,520,000	3,679,762
6.45% 9/15/37		2,600,000	2,815,371
			6,495,133
TOTAL HEALTH CARE			24,031,709
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (f)		2,175,000	2,131,500
7.45% 5/1/34 (f)		750,000	742,500
8% 11/15/14 (f)		1,915,000	1,982,025
			4,856,025
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - 0.2%
American Airlines, Inc. pass thru trust certificates:
6.817% 5/23/11		$ 1,010,000	$ 974,650
6.977% 11/23/22		851,095	772,368
8.608% 10/1/12		960,000	964,800
AMR Corp. 9% 8/1/12		485,000	489,850
Continental Airlines, Inc.:
7.875% 7/2/18		1,164,084	1,094,239
9.558% 9/1/19		261,545	266,776
Continental Airlines, Inc. pass thru trust certificates:
7.566% 9/15/21		81,393	79,765
7.73% 9/15/12		20,575	19,906
8.499% 11/1/12		21,521	21,306
9.798% 4/1/21		823,352	864,519
Delta Air Lines, Inc. pass thru trust certificates:
7.57% 11/18/10		7,640,000	7,754,600
8.021% 8/10/22 (f)		500,000	492,500
8.954% 8/10/14 (f)		615,000	596,550
Northwest Airlines, Inc. pass thru trust certificates 8.028% 11/1/17		740,000	732,600
United Air Lines, Inc. pass-thru certificates Class B, 7.336% 7/2/19		1,000,000	945,000
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12		923,971	928,591
7.186% 10/1/12		2,292,988	2,299,867
			19,297,887
Commercial Services & Supplies - 0.1%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		600,000	576,000
Allied Waste North America, Inc.:
5.75% 2/15/11		370,000	360,288
6.875% 6/1/17		1,475,000	1,460,250
7.125% 5/15/16		900,000	893,250
7.25% 3/15/15		800,000	796,000
7.875% 4/15/13		120,000	123,450
ARAMARK Corp.:
8.4113% 2/1/15 (j)		330,000	320,100
8.5% 2/1/15		2,110,000	2,115,275
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
FTI Consulting, Inc.:
7.625% 6/15/13		$ 355,000	$ 362,100
7.75% 10/1/16		605,000	626,175
			7,632,888
Electrical Equipment - 0.0%
Sensus Metering Systems, Inc. 8.625% 12/15/13		2,220,000	2,131,200
Industrial Conglomerates - 0.2%
Covidien International Finance SA 6.55% 10/15/37 (f)		3,620,000	3,786,933
General Electric Co. 5.25% 12/6/17		15,620,000	15,476,202
Nell AF Sarl 8.375% 8/15/15 (f)		500,000	421,250
			19,684,385
Machinery - 0.0%
Terex Corp. 8% 11/15/17		1,275,000	1,281,375
Marine - 0.0%
Britannia Bulk PLC 11% 12/1/11		1,400,000	1,456,000
Navios Maritime Holdings, Inc. 9.5% 12/15/14		490,000	502,250
			1,958,250
Road & Rail - 0.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14		1,295,000	1,230,250
7.75% 5/15/16		715,000	673,888
Hertz Corp.:
8.875% 1/1/14		1,055,000	1,055,000
10.5% 1/1/16		1,360,000	1,407,600
Kansas City Southern Railway Co. 7.5% 6/15/09		2,400,000	2,400,000
			6,766,738
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (f)		300,000	261,000
Ashtead Holdings PLC 8.625% 8/1/15 (f)		275,000	242,000
Penhall International Corp. 12% 8/1/14 (f)		60,000	56,400
VWR Funding, Inc. 10.25% 7/15/15 (f)		2,000,000	1,900,000
			2,459,400
TOTAL INDUSTRIALS			66,068,148
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - 0.3%
Communications Equipment - 0.1%
L-3 Communications Corp. 6.375% 10/15/15		$ 325,000	$ 320,938
Lucent Technologies, Inc.:
6.45% 3/15/29		2,835,000	2,268,000
6.5% 1/15/28		1,940,000	1,552,000
Nortel Networks Corp.:
9.4925% 7/15/11 (f)(j)		200,000	194,000
10.125% 7/15/13 (f)		1,000,000	1,017,500
			5,352,438
Computers & Peripherals - 0.0%
Seagate Technology HDD Holdings 6.8% 10/1/16		2,290,000	2,249,925
Electronic Equipment & Instruments - 0.1%
Celestica, Inc. 7.875% 7/1/11		500,000	481,250
Flextronics International Ltd.:
6.25% 11/15/14		540,000	513,000
6.5% 5/15/13		2,285,000	2,216,450
Texas Competitive Electric Holdings Co. LLC:
10.25% 11/1/15 (f)		1,160,000	1,096,200
10.25% 11/1/15 (f)		830,000	792,650
10.5% 11/1/16 pay-in-kind (f)		830,000	780,200
Tyco Electronics Group SA 7.125% 10/1/37 (f)		1,895,000	1,996,081
			7,875,831
IT Services - 0.0%
First Data Corp. 9.875% 9/24/15 (f)		1,955,000	1,823,038
Iron Mountain, Inc.:
6.625% 1/1/16		2,670,000	2,496,450
7.75% 1/15/15		605,000	601,975
8.625% 4/1/13		210,000	211,575
			5,133,038
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27		2,195,000	2,162,075
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc.:
8.875% 12/15/14		1,035,000	949,613
9.125% 12/15/14 pay-in-kind		505,000	443,138
9.5694% 12/15/14 (j)		1,130,000	991,575
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.: - continued
10.125% 12/15/16		$ 975,000	$ 848,250
Hynix Semiconductor, Inc. 7.875% 6/27/17 (f)		2,195,000	1,986,475
			5,219,051
TOTAL INFORMATION TECHNOLOGY			27,992,358
MATERIALS - 0.5%
Chemicals - 0.1%
Equistar Chemicals LP 7.55% 2/15/26		350,000	306,250
Equistar Chemicals LP/Equistar Funding Corp. 10.625% 5/1/11		226,000	236,735
Lyondell Chemical Co.:
6.875% 6/15/17		400,000	454,000
8% 9/15/14		500,000	565,000
Momentive Performance Materials, Inc. 9.75% 12/1/14 (f)		3,085,000	2,853,625
Nalco Co.:
7.75% 11/15/11		1,400,000	1,414,000
8.875% 11/15/13		1,270,000	1,320,800
NOVA Chemicals Corp. 7.8625% 11/15/13 (j)		485,000	464,388
Pliant Corp. 11.35% 6/15/09 (d)		60,119	57,113
			7,671,911
Containers & Packaging - 0.1%
BWAY Corp. 10% 10/15/10		940,000	921,200
Greif, Inc. 6.75% 2/1/17		645,000	615,975
Jefferson Smurfit Corp. U.S. 7.5% 6/1/13		170,000	159,800
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17		1,625,000	1,551,875
Vitro SAB de CV 8.625% 2/1/12		2,090,000	1,975,050
			5,223,900
Metals & Mining - 0.2%
CAP SA 7.375% 9/15/36 (f)		400,000	385,200
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (f)		1,370,000	1,379,511
Evraz Group SA (Reg. S) 8.25% 11/10/15		765,000	767,907
Evraz Securities SA 10.875% 8/3/09		1,900,000	2,004,500
FMG Finance Property Ltd.:
9.6213% 9/1/11 (f)(j)		1,490,000	1,519,800
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
FMG Finance Property Ltd.: - continued
10% 9/1/13 (f)		$ 1,660,000	$ 1,813,550
10.625% 9/1/16 (f)		195,000	224,250
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15		1,090,000	1,163,575
8.375% 4/1/17		1,480,000	1,591,000
8.3944% 4/1/15 (j)		1,945,000	1,974,175
GTL Trade Finance, Inc. 7.25% 10/20/17 (f)		555,000	556,388
Noranda Aluminium Acquisition Corp. 8.7375% 5/15/15 pay-in-kind (f)(j)		300,000	255,000
PNA Group, Inc. 10.75% 9/1/16		55,000	52,800
RathGibson, Inc. 11.25% 2/15/14		350,000	318,500
Steel Dynamics, Inc.:
6.75% 4/1/15 (f)		2,860,000	2,738,450
7.375% 11/1/12 (f)		710,000	706,450
United States Steel Corp. 6.65% 6/1/37		3,395,000	3,175,652
Vale Overseas Ltd. 6.25% 1/23/17		2,685,000	2,728,038
			23,354,746
Paper & Forest Products - 0.1%
Georgia-Pacific Corp.:
7% 1/15/15 (f)		3,375,000	3,282,188
8.125% 5/15/11		605,000	611,050
Stone Container Corp. 8.375% 7/1/12		700,000	686,000
Stone Container Finance Co. 7.375% 7/15/14		840,000	789,600
			5,368,838
TOTAL MATERIALS			41,619,395
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
AT&T, Inc. 6.8% 5/15/36		7,084,000	7,741,261
BellSouth Capital Funding Corp. 7.875% 2/15/30		1,060,000	1,249,710
Cincinnati Bell, Inc. 8.375% 1/15/14		1,710,000	1,633,050
Intelsat Bermuda Ltd. 8.886% 1/15/15 (j)		280,000	281,050
Intelsat Ltd.:
6.5% 11/1/13		975,000	711,750
7.625% 4/15/12		3,385,000	2,809,550
9.25% 6/15/16		850,000	859,563
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Intelsat Ltd.: - continued
11.25% 6/15/16		$ 1,655,000	$ 1,712,925
Level 3 Financing, Inc.:
8.75% 2/15/17		5,035,000	4,141,288
9.15% 2/15/15 (j)		410,000	342,350
9.25% 11/1/14		1,880,000	1,673,200
12.25% 3/15/13		1,135,000	1,106,625
NTL Cable PLC:
8.75% 4/15/14		1,300,000	1,287,000
9.125% 8/15/16		860,000	849,250
Qwest Communications International, Inc.:
7.5% 2/15/14		2,330,000	2,312,525
8.3688% 2/15/09 (j)		113,000	113,000
Qwest Corp.:
6.5% 6/1/17 (f)		510,000	484,500
7.5% 10/1/14		500,000	505,000
7.625% 6/15/15		2,065,000	2,075,325
8.9444% 6/15/13 (j)		90,000	91,800
SBC Communications, Inc.:
6.15% 9/15/34		500,000	500,727
6.45% 6/15/34		220,000	227,460
Sistema Capital SA 8.875% 1/28/11 (Reg. S)		500,000	515,650
Sprint Capital Corp.:
6.875% 11/15/28		5,845,000	5,449,878
8.75% 3/15/32		2,388,000	2,594,872
Telecom Italia Capital SA 7.2% 7/18/36		4,915,000	5,319,736
Telefonica Emisiones SAU 7.045% 6/20/36		4,999,000	5,555,069
Time Warner Telecom Holdings, Inc. 9.25% 2/15/14		1,260,000	1,285,200
U.S. West Communications:
6.875% 9/15/33		1,385,000	1,260,350
7.5% 6/15/23		300,000	286,500
Verizon Communications, Inc. 6.25% 4/1/37		2,348,000	2,465,783
Verizon Global Funding Corp. 7.75% 12/1/30		5,296,000	6,288,772
			63,730,719
Wireless Telecommunication Services - 0.2%
Digicel Group Ltd.:
8.875% 1/15/15 (f)		2,490,000	2,244,113
9.25% 9/1/12 (f)		820,000	828,200
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
DirecTV Holdings LLC/DirecTV Financing, Inc.:
6.375% 6/15/15		$ 1,275,000	$ 1,233,563
8.375% 3/15/13		1,000,000	1,041,250
MetroPCS Wireless, Inc. 9.25% 11/1/14		775,000	735,281
Millicom International Cellular SA 10% 12/1/13		1,210,000	1,288,650
Mobile Telesystems Finance SA:
8% 1/28/12 (f)		2,695,000	2,775,850
8.375% 10/14/10 (f)		725,000	747,693
9.75% 1/30/08 (Reg. S)		790,000	793,160
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		1,835,000	1,697,375
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		500,000	462,500
Rural Cellular Corp. 8.25% 3/15/12		360,000	374,400
Telecom Personal SA 9.25% 12/22/10 (f)		2,145,000	2,174,494
			16,396,529
TOTAL TELECOMMUNICATION SERVICES			80,127,248
UTILITIES - 1.0%
Electric Utilities - 0.5%
Commonwealth Edison Co.:
5.4% 12/15/11		1,923,000	1,949,666
6.15% 9/15/17		5,140,000	5,323,483
Edison Mission Energy:
7.2% 5/15/19		990,000	950,400
7.625% 5/15/27		1,380,000	1,290,300
EDP Finance BV 6% 2/2/18 (f)		5,953,000	6,007,404
Enel Finance International SA:
6.25% 9/15/17 (f)		2,667,000	2,731,728
6.8% 9/15/37 (f)		9,591,000	10,021,108
Energy Future Holdings:
10.875% 11/1/17 (f)		3,930,000	3,861,225
11.25% 11/1/17 pay-in-kind (f)		1,030,000	1,014,550
Illinois Power Co. 6.125% 11/15/17 (f)		2,700,000	2,741,442
Intergen NV 9% 6/30/17 (f)		2,280,000	2,394,000
Mirant Americas Generation LLC:
8.3% 5/1/11		165,000	164,175
8.5% 10/1/21		1,405,000	1,306,650
9.125% 5/1/31		340,000	319,600
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
National Power Corp. 6.875% 11/2/16 (f)		$ 930,000	$ 943,950
Nevada Power Co. 6.5% 5/15/18		790,000	815,675
PPL Capital Funding, Inc. 6.7% 3/30/67 (j)		2,290,000	2,180,453
Reliant Energy, Inc.:
7.625% 6/15/14		1,130,000	1,084,800
7.875% 6/15/17		2,595,000	2,491,200
			47,591,809
Gas Utilities - 0.1%
Intergas Finance BV (Reg. S) 6.375% 5/14/17		1,885,000	1,705,925
NiSource Finance Corp. 5.45% 9/15/20		1,650,000	1,561,284
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		1,775,000	1,557,563
			4,824,772
Independent Power Producers & Energy Traders - 0.3%
AES Corp.:
7.75% 3/1/14		3,400,000	3,340,500
7.75% 10/15/15 (f)		1,770,000	1,756,725
8% 10/15/17 (f)		770,000	766,150
8.875% 2/15/11		982,000	1,009,005
9.375% 9/15/10		7,000	7,324
9.5% 6/1/09		19,000	19,356
Allegheny Energy Supply Co. LLC 7.8% 3/15/11		9,060,000	9,513,000
Mirant North America LLC 7.375% 12/31/13		2,000,000	2,012,500
NRG Energy, Inc.:
7.25% 2/1/14		1,300,000	1,274,000
7.375% 2/1/16		2,035,000	1,994,300
7.375% 1/15/17		2,540,000	2,482,850
Tenaska Alabama Partners LP 7% 6/30/21 (f)		466,737	459,735
TXU Corp. 5.55% 11/15/14		3,140,000	2,417,800
			27,053,245
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17		5,620,000	5,456,778
Corporate Bonds - continued
		Principal Amount (b)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co. 6.5% 9/15/37		$ 5,765,000	$ 5,991,541
Utilicorp Canada Finance Corp. 7.75% 6/15/11		105,000	112,350
			11,560,669
TOTAL UTILITIES			91,030,495
TOTAL NONCONVERTIBLE BONDS			814,667,052
TOTAL CORPORATE BONDS (Cost $827,988,383)			822,163,468
U.S. Government and Government Agency Obligations - 26.2%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
4.375% 7/17/13 (h)		8,745,000	8,826,897
4.75% 11/19/12 (e)		100,000,000	103,133,800
5% 2/16/12		8,000,000	8,315,648
Freddie Mac 5.25% 7/18/11 (e)		100,000,000	104,865,700
Tennessee Valley Authority 5.375% 4/1/56		385,000	403,336
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			225,545,381
U.S. Treasury Inflation Protected Obligations - 6.5%
U.S. Treasury Inflation-Indexed Notes:
2% 4/15/12		20,547,000	21,288,578
2% 1/15/14 (e)(h)		318,380,868	329,534,202
2% 7/15/14 (e)		71,888,050	74,483,338
2.375% 4/15/11		75,621,600	78,883,855
2.625% 7/15/17		53,310,580	58,054,965
3.5% 1/15/11		23,956,000	25,811,490
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			588,056,428
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
6.25% 5/15/30 (e)		202,516,000	254,885,423
stripped principal:
2/15/15		78,530,000	59,801,694
U.S. Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
stripped principal: 11/15/15		$ 2,740,000	$ 1,990,569
5/15/30		35,870,000	13,121,641
U.S. Treasury Notes:
3.875% 10/31/12 (g)		202,890,000	207,062,401
4.25% 9/30/12 (e)		100,000,000	103,632,800
4.25% 8/15/14 (e)		460,000,000	475,381,453
4.5% 9/30/11 (e)(h)		91,855,000	95,844,997
4.5% 4/30/12 (e)		79,877,000	83,471,465
4.75% 5/15/14 (e)		145,157,000	154,410,759
4.875% 6/30/12 (e)		105,487,000	111,931,623
TOTAL U.S. TREASURY OBLIGATIONS			1,561,534,825
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,265,004,751)			2,375,136,634
U.S. Government Agency - Mortgage Securities - 12.9%

Fannie Mae - 10.9%
3.821% 10/1/33 (j)		2,571,119	2,555,191
4.5% 4/1/20		2,596,170	2,574,672
4.665% 5/1/35 (j)		3,342,875	3,352,122
5% 12/1/22 (g)		25,000,000	24,982,668
5% 12/1/37 (g)		112,000,000	109,872,437
5% 12/1/37 (g)		1,000,000	981,004
5% 12/1/37 (g)		25,000,000	24,525,098
5.095% 5/1/35 (j)		3,126,591	3,148,064
5.301% 2/1/36 (j)		2,452,007	2,476,304
5.307% 12/1/35 (j)		1,392,515	1,404,436
5.5% 12/1/22 (g)		150,000,000	151,742,355
5.5% 11/1/33 to 11/1/37		353,987,118	354,931,291
5.5% 12/1/37 (g)		50,000,000	50,121,540
5.656% 7/1/37 (j)		1,610,360	1,632,174
6% 12/1/22 (g)		1,000,000	1,022,427
6% 12/1/31 to 12/1/37		189,996,550	193,152,159
6.042% 4/1/36 (j)		1,142,734	1,166,200
6.236% 6/1/36 (j)		474,353	481,422
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (b)	Value
Fannie Mae - continued
6.319% 4/1/36 (j)		$ 1,033,329	$ 1,056,681
6.5% 11/1/35 to 11/1/37		57,999,004	59,664,771
TOTAL FANNIE MAE			990,843,016
Freddie Mac - 2.0%
4.394% 1/1/35 (j)		5,513,974	5,475,183
4.61% 2/1/35 (j)		6,025,845	6,000,548
4.737% 10/1/35 (j)		13,060,717	13,010,185
5.76% 10/1/35 (j)		856,123	866,448
5.85% 6/1/36 (j)		1,317,861	1,337,678
6% 12/1/37 (g)		100,000,000	101,482,810
6% 12/1/37 (g)		40,000,000	40,593,124
6.046% 6/1/36 (j)		1,314,272	1,336,544
6.051% 7/1/37 (j)		6,679,357	6,783,088
6.081% 4/1/36 (j)		2,057,053	2,091,932
6.105% 6/1/36 (j)		1,185,096	1,207,474
TOTAL FREDDIE MAC			180,185,014
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,152,788,902)			1,171,028,030
Asset-Backed Securities - 0.4%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.1888% 11/25/50 (j)		27,168	23,662
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (f)(j)		2,590,000	2,501,767
Airspeed Ltd. Series 2007-1A Class C1, 7.1519% 4/15/24 (f)(j)		4,884,293	4,688,921
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (f)		2,215,000	2,026,725
Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M9, 7.5388% 9/25/34 (j)		246,014	147,612
Capital Auto Receivables Asset Trust:
Series 2006-1:
Class C, 5.55% 1/18/11		1,500,000	1,522,356
Class D, 7.16% 1/15/13 (f)		160,000	161,581
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (f)		340,000	342,489
Class C, 5.77% 5/20/10 (f)		325,000	325,744
Asset-Backed Securities - continued
		Principal Amount (b)	Value
Capital Auto Receivables Asset Trust: - continued
Series 2006-SN1A:
Class D, 6.15% 4/20/11 (f)		$ 550,000	$ 550,138
Capmark VII Ltd. Series 2006-7A Class H, 6.2019% 8/20/36 (f)(j)		500,000	333,594
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (f)(j)		290,000	38,883
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 6.5388% 12/25/46 (f)(j)		250,000	156,250
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (f)		559,833	251,925
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (f)		235,000	237,677
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (f)		1,175,000	1,117,171
Series 2006-C Class D, 6.89% 5/15/13 (f)		915,000	908,972
Series 2007-A Class D, 7.05% 12/15/13 (f)		970,000	949,122
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (f)		1,383,692	1,359,588
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (f)(j)		682,429	409,458
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 6.4388% 9/25/46 (f)(j)		250,000	167,500
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (f)		250,000	12,500
Kent Funding III Ltd. Series 2006-3A Class D, 8.4575% 10/31/36 (j)		254,119	12,706
Leafs CMBS I Ltd. Series 2002-1A Class D, 4.13% 11/20/37 (f)		155,000	131,625
Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 6.6888% 7/25/36 (j)		150,000	15,000
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (f)(j)		5,400,000	5,366,520
Newcastle CDO VIII Series 2006-8A Class 10, 7.0388% 11/1/52 (f)(j)		250,000	146,585
Resource Real Estate Funding CDO Series 2007-1A Class J, 7.7388% 9/1/46 (f)(j)		250,000	159,640
ROCK 1 CRE CDO LLC Series 2006-1A Class H, 6.9944% 12/15/26 (f)(j)		185,000	126,848
SIRENS B.V. Series 2007-2 Class A1, 7.0425% 4/13/10 (f)(j)		10,000,000	9,618,000
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.2888% 3/25/36 (f)(j)		100,000	15,000
Swift Master Auto Receivables Trust Series 2007-1 Class B, 4.8719% 6/15/12 (j)		3,285,000	3,184,455
Asset-Backed Securities - continued
		Principal Amount (b)	Value
TIAA Real Estate CDO Ltd./TIAA Real Estate CDO Corp. Series 2002-1A Class IV, 6.84% 5/22/37 (f)		$ 235,000	$ 180,102
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (f)		1,390,000	1,293,705
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.2888% 10/25/36 (f)(j)		1,330,000	252,361
TOTAL ASSET-BACKED SECURITIES (Cost $42,933,698)			38,736,182
Collateralized Mortgage Obligations - 0.9%

Private Sponsor - 0.2%
ABN AMRO Mortgage Corp.:
Series 2003-2 Class B4, 5.3302% 3/25/18 (j)		193,822	146,273
Series 2003-9 Class B5, 4.5164% 8/25/18 (f)		321,057	120,396
Banc of America Mortgage Securities, Inc. Series 2004-7 Class 15B4, 5.305% 8/25/19 (f)(j)		79,811	50,896
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (j)(l)		15,827,008	1,606,441
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (j)		491,244	499,780
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (f)		78,237	11,928
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		93,661	67,632
Series 2003-35 Class B, 4.639% 9/25/18 (j)		174,391	140,585
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (j)		2,169,551	2,143,068
Series 2003-17 Class B4, 5.389% 6/25/33 (f)(j)		391,525	283,124
Series 2004-3 Class DB4, 5.8415% 4/25/34 (j)		118,191	11,819
Diversified REIT Trust Series 1999-1A:
Class F, 6.78% 3/18/11 (f)(j)		250,000	254,972
Class G, 6.78% 3/18/11 (f)(j)		250,000	252,800
GMAC Commercial Mortgage Securities, Inc. Series 1993-C3 Class L, 6.974% 8/15/36 (f)		324,000	128,943
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		164,408	73,392
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (j)		2,297,629	2,280,363
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.0888% 7/25/36 (f)(j)		4,165,000	403,255
Collateralized Mortgage Obligations - continued
		Principal Amount (b)	Value
Private Sponsor - continued
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (j)		$ 5,740,085	$ 5,753,915
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (f)(j)		36,641	36,641
Class B5, 6.9094% 6/10/35 (f)(j)		27,481	27,296
Class B6, 7.4094% 6/10/35 (f)(j)		13,741	13,501
RESIX Finance Ltd. floater Series 2007-A Class BB, 8.0019% 2/15/39 (f)(j)		497,542	430,588
Structured Asset Securities Corp. floater:
Series 2005-AR1 Class B1, 6.7888% 9/25/35 (f)(j)		530,000	53,000
Series 2006-BC5 Class B, 7.2888% 12/25/36 (f)(j)		1,050,000	129,989
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-12 Class B6, 4.75% 11/25/18 (f)		313,702	109,796
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (j)		630,253	619,298
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (j)		1,248,755	1,237,013
TOTAL PRIVATE SPONSOR			16,886,704
U.S. Government Agency - 0.7%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		4,280,953	4,319,936
Series 2002-9 Class PC, 6% 3/25/17		807,689	823,920
sequential payer Series 2002-77 Class CB, 5% 12/25/17		48,250,000	47,908,535
Freddie Mac Multi-class participation certificates guaranteed sequential payer:
Series 2467, Class NB, 5% 7/15/17		5,495,000	5,471,142
Series 2528 Class HN, 5% 11/15/17		5,515,000	5,479,128
TOTAL U.S. GOVERNMENT AGENCY			64,002,661
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $85,910,332)			80,889,365
Commercial Mortgage Securities - 0.4%

Asset Securitization Corp.:
Series 1996-D2 Class B1A, 8.5918% 2/14/29 (f)(j)		750,000	750,000
Series 1997-D4:
Class B2, 7.525% 4/14/29		1,494,104	1,625,820
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Asset Securitization Corp.: - continued
Series 1997-D4:
Class B5, 7.525% 4/14/29		$ 129,000	$ 116,342
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class BWF, 7.55% 10/11/37 (f)		96,393	110,125
Bear Stearns Commercial Mortgage Securities Trust Series 2007-BBA8 Class L, 6.9275% 3/15/22 (f)(j)		100,000	92,000
Chase Commercial Mortgage Securities Corp. Series 1998-2 Class J, 6.39% 11/18/30 (f)		490,787	182,205
Citigroup Commercial Mortgage Trust:
Series 2006-FL2 Class CNP3, 5.8519% 8/16/21 (f)(j)		5,182,308	5,002,547
Series 2007-C6 Class A1, 5.622% 12/10/49 (j)		9,871,357	10,056,339
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (j)	CAD	138,000	119,712
Class G, 5.01% 5/15/44 (j)	CAD	30,000	22,523
Class H, 5.01% 5/15/44 (j)	CAD	20,000	13,896
Class J, 5.01% 5/15/44 (j)	CAD	20,000	12,528
Class K, 5.01% 5/15/44 (j)	CAD	10,000	5,665
Class L, 5.01% 5/15/44 (j)	CAD	36,000	19,108
Class M, 5.01% 5/15/44 (j)	CAD	165,000	60,985
Commercial Mortgage Acceptance Corp. Series 1998-C1 Class G, 6.21% 7/15/31 (f)		500,000	464,292
Commercial Mortgage Asset Trust Series 1999-C1 Class F, 6.25% 1/17/32 (f)		550,000	511,227
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (j)		500,000	546,742
Series 1998-C1 Class H, 6% 5/17/40 (f)		130,000	64,675
Series 2003-C3 Class J, 4.231% 5/15/38 (f)		300,000	257,002
Credit Suisse Mortgage Capital Certificates floater Series 2007-TFL1 Class L, 6.5519% 2/15/22 (f)(j)		100,000	90,000
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (f)		500,000	517,500
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		330,000	278,971
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1481% 6/10/31 (f)(j)		365,000	384,604
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0028% 4/29/39 (f)(j)		158,165	160,501
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27		5,399,388	5,342,269
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36		200,000	196,126
GMAC Commercial Mortgage Securities, Inc.:
Series 1999-C1 Class F, 6.02% 5/15/33 (f)		500,000	485,217
Series 1999-C2I Class K, 6.481% 9/15/33 (n)		285,000	163,163
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
GMAC Commercial Mortgage Securities, Inc.: - continued
Series 1999-C3:
Class J, 6.974% 8/15/36 (f)		$ 226,000	$ 213,429
Class K, 6.974% 8/15/36 (f)		427,000	307,240
Series 2000-C1 Class K, 7% 3/15/33 (f)		90,000	77,569
Series 2003-J10 Class B2, 6.75% 4/15/29 (j)		500,000	495,000
Greenwich Capital Commercial Funding Corp. Series 2003-C2 Class J, 5.234% 11/5/13 (f)(j)		250,000	208,912
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A Class J, 6.8719% 6/6/20 (f)(j)		250,000	235,000
Series 2007-EOP Class L, 5.9775% 3/1/20 (f)(j)		400,000	384,000
Series 1998-GLII Class G, 6.9708% 4/13/31 (f)(j)		600,000	643,414
Series 2006-RR2:
Class M, 5.6862% 6/1/46 (f)(j)		100,000	50,385
Class N, 5.6862% 6/1/46 (f)(j)		100,000	44,674
LB Commercial Conduit Mortgage Trust Series 1998-C4 Class G, 5.6% 10/15/35 (f)		250,000	243,025
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38		985,798	996,137
LNR CFL Series 2004-1:
Class I10, 7.72% 7/26/08 (f)		180,000	179,690
Class I11, 7.72% 7/26/08 (f)		100,000	99,680
Class I12, 7.72% 7/26/08 (f)		100,000	93,828
Class I9, 7.72% 7/26/08 (f)		153,200	153,065
Merrill Lynch Mortgage Trust:
Series 2004-KEY2 Class K, 5.091% 8/12/39 (f)(j)		100,000	75,285
Series 2006-KEY2 Class L, 5.091% 8/12/39 (f)		300,000	211,374
NationsLink Funding Corp. Series 1998-2 Class J, 5% 8/20/30 (f)		160,000	110,888
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28		381,076	460,966
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	84,861
Class G, 4.456% 9/12/38 (f)	CAD	54,000	41,184
Class H, 4.456% 9/12/38 (f)	CAD	36,000	26,505
Class J, 4.456% 9/12/38 (f)	CAD	36,000	22,288
Class K, 4.456% 9/12/38 (f)	CAD	18,000	10,039
Class L, 4.456% 9/12/38 (f)	CAD	26,000	13,509
Class M, 4.456% 9/12/38 (f)	CAD	130,000	48,911
Commercial Mortgage Securities - continued
		Principal Amount (b)	Value
Real Estate Asset Liquidity Trust: - continued
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	$ 126,000	$ 97,375
Class G, 4.57% 4/12/23	CAD	42,000	31,229
Class H, 4.57% 4/12/23	CAD	42,000	30,689
Class J, 4.57% 4/12/23	CAD	42,000	28,157
Class K, 4.57% 4/12/23	CAD	21,000	12,941
Class L, 4.57% 4/12/23	CAD	63,000	33,522
Class M, 4.57% 4/12/23	CAD	185,000	75,020
Salomon Brothers Mortgage Securities VII, Inc. Series 2001-MMA:
Class E6, 6.5% 2/18/34 (f)(j)		165,000	155,635
Class F6, 6.5% 2/18/34 (f)(j)		37,000	32,333
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (f)		90,000	85,316
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1ML, 10.7025% 9/25/26 (f)(j)		400,000	310,072
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $34,590,757)			34,075,231
Foreign Government and Government Agency Obligations - 1.3%

Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		1,505,766	1,453,064
5.389% 8/3/12 (j)		5,750,000	5,062,228
7% 3/28/11		7,305,000	6,714,512
7% 9/12/13		7,040,000	5,967,573
Brazilian Federative Republic:
7.125% 1/20/37		1,335,000	1,526,573
8.25% 1/20/34		410,000	522,750
8.75% 2/4/25		280,000	358,400
12.25% 3/6/30		895,000	1,548,350
12.75% 1/15/20		490,000	769,300
Central Bank of Nigeria promissory note 5.092% 1/5/10		607,033	595,397
Chilean Republic 5.5% 1/15/13		570,000	590,976
Colombian Republic:
7.375% 9/18/37		2,205,000	2,480,625
11.75% 2/25/20		687,000	1,020,195
Democratic Socialist Republic of Sri Lanka 8.25% 10/24/12 (f)		555,000	524,475
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Dominican Republic:
(Reg. S) 9.5% 9/27/11		$ 1,440,375	$ 1,524,637
Brady 6.3125% 8/30/09 (j)		51,655	51,552
5.1788% 8/30/24 (j)		2,000,000	1,993,000
9.04% 1/23/18 (f)		2,191,418	2,514,653
Ecuador Republic:
10% 8/15/30 (Reg. S)		3,350,000	3,232,750
euro par 5% 2/28/25		218,000	160,579
Ghana Rep 8.5% 10/4/17 (f)		1,865,000	1,948,925
Indonesian Republic:
(Reg. S) 6.75% 3/10/14		1,875,000	1,931,250
6.625% 2/17/37 (f)		2,050,000	1,960,415
8.5% 10/12/35 (f)		650,000	765,375
8.5% 10/12/35		240,000	282,600
Islamic Republic of Pakistan:
6.75% 2/19/09		1,420,000	1,391,600
7.125% 3/31/16 (f)		950,000	864,500
Lebanese Republic:
(Reg. S):
7.875% 5/20/11		1,080,000	1,050,300
8.1563% 11/30/09 (j)		1,900,000	1,871,500
8.625% 6/20/13		2,670,000	2,623,275
7.125% 3/5/10		250,000	242,500
7.75% 9/7/12		400,000	383,000
8.1563% 11/30/09 (f)(j)		105,000	103,425
10.25% 10/6/09 (Reg. S)		400,000	408,000
Peruvian Republic:
6.4375% 3/7/27 (j)		340,000	335,750
euro Brady past due interest 6.4375% 3/7/17 (j)		1,253,000	1,249,867
Philippine Republic:
8.25% 1/15/14		1,345,000	1,503,038
8.875% 3/17/15		580,000	676,454
9.5% 2/2/30		1,375,000	1,828,750
9.875% 1/15/19		1,185,000	1,531,613
10.625% 3/16/25		1,015,000	1,451,450
Republic of Fiji 6.875% 9/13/11		890,000	801,000
Republic of Serbia 3.75% 11/1/24 (d)(f)		540,000	502,200
Russian Federation:
7.5% 3/31/30 (Reg. S)		10,179,180	11,566,093
11% 7/24/18 (Reg. S)		500,000	715,000
12.75% 6/24/28 (Reg. S)		1,265,000	2,295,975
South African Republic 6.5% 6/2/14		765,000	817,594
Foreign Government and Government Agency Obligations - continued
		Principal Amount (b)	Value
Turkish Republic:
6.75% 4/3/18		$ 1,170,000	$ 1,202,175
6.875% 3/17/36		3,060,000	3,006,450
7% 9/26/16		1,190,000	1,249,500
7.375% 2/5/25		1,925,000	2,052,531
11% 1/14/13		780,000	955,500
11.5% 1/23/12		1,225,000	1,486,844
11.875% 1/15/30		1,660,000	2,618,650
Ukraine Cabinet of Ministers 6.58% 11/21/16 (f)		1,070,000	1,053,950
Ukraine Government 6.75% 11/14/17 (f)		1,200,000	1,176,000
United Mexican States:
6.75% 9/27/34		85,000	95,200
7.5% 4/8/33		1,175,000	1,421,750
8.3% 8/15/31		815,000	1,064,635
Uruguay Republic 8% 11/18/22		786,902	887,232
Venezuelan Republic:
5.375% 8/7/10		1,200,000	1,123,800
6.18% 4/20/11 (j)		2,390,000	2,174,900
7.65% 4/21/25		610,000	512,400
8.5% 10/8/14		1,190,000	1,124,550
9.25% 9/15/27		3,565,000	3,529,350
9.375% 1/13/34		1,160,000	1,145,500
10.75% 9/19/13		2,895,000	3,054,225
13.625% 8/15/18		1,943,000	2,467,610
Vietnamese Socialist Republic Brady par 4% 3/12/28 (d)		90,000	76,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $112,526,460)			113,191,840
Preferred Stocks - 0.0%
		Shares
Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
El Paso Corp. 4.99%		1,427	1,940,654
Preferred Stocks - continued
		Shares	Value
Convertible Preferred Stocks - continued
UTILITIES - 0.0%
Electric Utilities - 0.0%
AES Trust III 6.75%		10,000	$ 483,000
TOTAL CONVERTIBLE PREFERRED STOCKS			2,423,654
Nonconvertible Preferred Stocks - 0.0%
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Rural Cellular Corp. 12.25% pay-in-kind		520	650,000
TOTAL PREFERRED STOCKS (Cost $3,008,254)			3,073,654
Floating Rate Loans - 0.1%
	Principal Amount (b)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.1287% 4/24/08 (j)	$ 241,878	240,063
Media - 0.1%
CSC Holdings, Inc. Tranche B, term loan 6.415% 3/31/13 (j)	2,066,076	1,955,024
Zuffa LLC term loan 6.9375% 6/19/15 (j)	1,426,625	1,205,498
		3,160,522
Specialty Retail - 0.0%
The Pep Boys - Manny, Moe & Jack term loan 7.08% 10/27/13 (j)	98,362	96,395
Toys 'R' US, Inc. term loan 7.7525% 12/9/08 (j)	500,000	486,250
		582,645
TOTAL CONSUMER DISCRETIONARY		3,983,230
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kinder Morgan, Inc. Tranche B, term loan 6.33% 5/30/14 (j)	1,964,921	1,866,675
Floating Rate Loans - continued
	Principal Amount (b)	Value
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
LandSource Communities Development LLC:
Tranche 2LN, term loan 9.515% 2/27/14 (j)	$ 80,000	$ 52,000
Tranche B 1LN, term loan 7.6971% 2/27/13 (j)	98,604	80,855
		132,855
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 6.47% 12/16/10 (j)	250,000	243,750
General Growth Properties, Inc. Tranche A1, term loan 5.92% 2/24/10 (j)	209,211	204,765
Spirit Finance Corp. term loan 7.9113% 8/1/13 (j)	74,000	65,490
		514,005
Real Estate Management & Development - 0.0%
Tishman Speyer Properties term loan 6.42% 12/27/12 (j)	143,000	137,638
TOTAL FINANCIALS		784,498
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc.:
term loan 7.33% 7/25/14 (j)	1,022,560	976,545
Tranche DD, term loan 7/25/14 (m)	67,440	64,405
		1,040,950
INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
Adesa, Inc. term loan 7.45% 10/20/13 (j)	478,800	453,065
Industrial Conglomerates - 0.0%
Sequa Corp. term loan 8.5% 11/28/14 (j)	1,220,000	1,159,000
TOTAL INDUSTRIALS		1,612,065
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (j)	1,675,800	1,592,010
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Intelsat Ltd. Tranche B, term loan 6.7063% 7/3/13 (j)	1,407,909	1,383,271
Floating Rate Loans - continued
	Principal Amount (b)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.0%
Crown Castle International Corp. Tranche B, term loan 6.7306% 3/6/14 (j)	$ 9,950	$ 9,477
TOTAL TELECOMMUNICATION SERVICES		1,392,748
TOTAL FLOATING RATE LOANS (Cost $12,483,019)		12,272,176
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
- Citibank 6.25% 12/14/19 (j)	127,475	119,827
- Credit Suisse First Boston 6.25% 3/28/13 (j)	88,249	87,367
- Deutsche Bank 6.25% 3/28/13 (j)	10,390	10,286
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $212,219)		217,480
Fixed-Income Funds - 49.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (k)	3,301,147	306,181,342
Fidelity 2-5 Year Duration Securitized Bond Central Fund (k)	4,169,762	406,468,399
Fidelity Corporate Bond 1-10 Year Central Fund (k)	11,735,996	1,171,956,512
Fidelity Floating Rate Central Fund (k)	3,453,519	331,088,867
Fidelity Mortgage Backed Securities Central Fund (k)	14,756,277	1,463,084,829
Fidelity Ultra-Short Central Fund (k)	9,260,420	827,881,560
TOTAL FIXED-INCOME FUNDS (Cost $4,626,865,508)		4,506,661,509
Preferred Securities - 0.1%
	Principal Amount (b)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 9.375%	$ 3,840,000	3,937,965
Net Servicos de Comunicacao SA 9.25% (f)	1,035,000	1,048,718
		4,986,683
Preferred Securities - continued
	Principal Amount (b)	Value
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Pemex Project Funding Master Trust 7.75%	$ 6,864,000	$ 6,969,620
TOTAL PREFERRED SECURITIES (Cost $12,002,669)		11,956,303
Cash Equivalents - 26.0%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
3.47%, dated 11/30/07 due 12/3/07 (Collateralized by U.S. Treasury Obligations) #	$ 2,430,703	2,430,000
4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	572,764,916	572,543,000
(Collateralized by U.S. Government Obligations) # (a)	1,788,607,817	1,787,915,000
TOTAL CASH EQUIVALENTS (Cost $2,362,888,000)		2,362,888,000
TOTAL INVESTMENT PORTFOLIO - 127.1% (Cost $11,539,202,952)		11,532,289,872
NET OTHER ASSETS - (27.1)%		(2,456,534,453)
NET ASSETS - 100%		$ 9,075,755,419
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Pay monthly a fixed rate of .15% multiplied by the notional amount and receive from Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	$ 7,200,000	3,744,000
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 134,000	$ (33,338)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 9.01% 8/25/34	Sept. 2034	74,715	(20,236)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	123,595	(31,987)
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	1,500,000	404
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,000,000	66,364
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by ..73%	Sept. 2012	5,900,000	(71,909)
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	1,800,000	122,117
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	5,000,000	31,257
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%

	Dec. 2012	$ 1,800,000	$ 133,157
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	4,600,000	(2,530,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	4,000,000	(2,200,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	2,800,000	(1,540,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon each credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	6,000,000	(3,300,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	7,200,000	(3,960,000)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	2,600,000	(1,430,000)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34

	August 2034	$ 134,000	$ (12,544)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	134,000	(24,315)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	134,000	(16,087)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	100,000	(42,373)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	134,000	(56,667)
Receive monthly notional amount multiplied by 2.22% and pay JPMorgan Chase, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2005-HE3 Class B2, 6.87% 7/25/35	August 2035	5,325,000	(3,890,172)
Receive monthly notional amount multiplied by 2.39% and pay UBS upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.73% 2/25/34	March 2034	83,835	(13,355)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.4% and pay Deutsche Bank upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.2288% 1/25/34

	Feb. 2034	$ 37,581	$ (31,041)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	11,800	(9,764)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	1,200,000	(551,080)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	134,000	(40,374)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	1,200,000	(982,175)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	1,200,000	(791,189)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	3,600,000	(47,500)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	$ 3,630,000	$ (41,343)
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	4,000,000	(83,802)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	3,955,000	(72,713)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,000,000	(45,027)
TOTAL CREDIT DEFAULT SWAPS		83,745,526	(17,771,692)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	1,250,000	8,897
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	1,250,000	26,997
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	1,135,000	37,471
Receive semi-annually a fixed rate equal to 4.87% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Oct. 2012	100,000,000	3,057,220
Receive semi-annually a fixed rate equal to 5.015% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	April 2012	50,000,000	1,763,710
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.062% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	May 2012	$ 75,000,000	$ 2,889,638
Receive semi-annually a fixed rate equal to 5.09% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Jan. 2012	75,000,000	3,751,935
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	15,000,000	765,995
Receive semi-annually a fixed rate equal to 5.144% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2012	100,000,000	4,080,300
Receive semi-annually a fixed rate equal to 5.276% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2011	20,000,000	795,586
Receive semi-annually a fixed rate equal to 5.375% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	April 2009	30,000,000	544,512
Receive semi-annually a fixed rate equal to 5.44% and pay quarterly a floating rate based on 3-month LIBOR with Morgan Stanley, Inc.	July 2012	50,000,000	3,438,880
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000,000	1,785,658
Receive semi-annually a fixed rate equal to 5.636% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2009	100,000,000	4,119,320
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.6485% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	July 2010	$ 100,000,000	$ 5,762,460
Receive semi-annually a fixed rate equal to 5.263% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	50,000,000	2,904,085
TOTAL INTEREST RATE SWAPS		793,635,000	35,732,664
		$ 877,380,526	$ 17,960,972
Currency Abbreviation

CAD - Canadian dollar

Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Principal amount is stated in United States dollars unless otherwise noted.
(c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Security or a portion of the security is on loan at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$247,919,243 or 2.7% of net assets.

(g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $9,811,841.
(i) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $67,440 and $64,405, respectively. The coupon rate will be determined at time of settlement.

(n) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $163,163 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
GMAC Commercial Mortgage Securities, Inc. Series 1999-C2I Class K, 6.481% 9/15/33	3/23/07	$ 163,875
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,430,000 due 12/03/07 at 3.47%
Banc of America Securities LLC	$ 255,710
Barclays Capital, Inc.	1,064,959
ING Financial Markets LLC	369,777
Lehman Brothers, Inc.	739,554
$ 2,430,000
Repurchase Agreement / Counterparty	Value
$572,543,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 22,080,266
BNP Paribas Securities Corp.	36,432,440
Banc of America Securities LLC	13,242,919
Bank of America, NA	220,802,663
Barclays Capital, Inc.	98,831,346
Citigroup Global Markets, Inc.	14,720,178
ING Financial Markets LLC	73,600,888
Societe Generale, New York Branch	4,511,234
UBS Securities LLC	73,600,888
WestLB AG	14,720,178
$ 572,543,000
$1,787,915,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 1,018,672,480
Barclays Capital, Inc.	769,242,520
$ 1,787,915,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 4,097,357
Fidelity 2-5 Year Duration Securitized Bond Central Fund	5,509,639
Fidelity Corporate Bond 1-10 Year Central Fund	14,321,466
Fidelity Floating Rate Central Fund	5,560,499
Fidelity Mortgage Backed Securities Central Fund	17,565,214
Fidelity Ultra-Short Central Fund	12,370,591
Total	$ 59,424,766
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 310,910,980	$ 4,097,357	$ -	$ 306,181,342	11.6%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	402,255,147	5,509,639	-	406,468,399	10.9%
Fidelity Corporate Bond 1-10 Year Central Fund	763,168,246	399,937,626	-	1,171,956,512	14.5%
Fidelity Floating Rate Central Fund	228,686,671	105,007,295	-	331,088,867	13.6%
Fidelity Mortgage Backed Securities Central Fund	964,085,734	488,128,984	-	1,463,084,829	16.2%
Fidelity Ultra-Short Central Fund	875,572,723	-	-	827,881,560	8.1%
Total	$ 3,544,679,501	$ 1,002,680,901	$ -	$ 4,506,661,509
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,535,841,326. Net unrealized depreciation aggregated $3,551,454, of which $161,355,753 related to appreciated investment securities and $164,907,207 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008